UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number	811-04257

DWS Variable Series I

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2010

ITEM 1.	REPORT TO STOCKHOLDERS

JUNE 30, 2010

SEMIANNUAL REPORT

DWS VARIABLE SERIES I

DWS Bond VIP DWS Growth & Income VIP DWS Capital Growth VIP DWS Global Opportunities VIP DWS International VIP DWS Health Care VIP

Contents

Performance Summary, Information About Your Portfolio's Expenses, Portfolio Summary, Investment Portfolio, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights for:

3 DWS Bond VIP

17 DWS Growth & Income VIP

31 DWS Capital Growth VIP

42 DWS Global Opportunities VIP

55 DWS International VIP

66 DWS Health Care VIP

77 Notes to Financial Statements

86 Proxy Voting

86 Portfolio Management Team Update

87 New Sub-Advisory Agreement Approval

89 Summary of Management Fee Evaluation by Independent Fee Consultant

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 778-1482 or your financial representative. We advise you to consider the Portfolio's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Portfolio. Please read the prospectus carefully before you invest.

Investments in variable portfolios involve risk. Some portfolios have more risk than others. These include portfolios that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in Emerging Market countries). Please read the prospectus for specific details regarding its investments and risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2010

DWS Bond VIP

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns.

The gross expense ratio of the Portfolio, as stated in the fee table of the prospectus dated May 1, 2010 is 0.59% for Class A shares and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

Portfolio returns during 5-year and 10-year periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Risk Considerations

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. See the prospectus for details.

Growth of an Assumed $10,000 Investment
[] DWS Bond VIP — Class A [] Barclays Capital US Aggregate Bond Index

The Barclays Capital US Aggregate Bond Index is an unmanaged, market-value-weighted measure of Treasury issues, agency issues, corporate bond issues and mortgage securities.

Index returns, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results
DWS Bond VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,472	$11,050	$9,891	$10,465	$14,494
	Average annual total return	4.72%	10.50%	-0.37%	0.91%	3.78%
Barclays Capital US Aggregate Bond Index	Growth of $10,000	$10,533	$10,950	$12,439	$13,094	$18,714
	Average annual total return	5.33%	9.50%	7.55%	5.54%	6.47%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.

Information About Your Portfolio's Expenses

DWS Bond VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2010 to June 30, 2010).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2010
Actual Portfolio Return	Class A
Beginning Account Value 1/1/10	$ 1,000.00
Ending Account Value 6/30/10	$ 1,047.20
Expenses Paid per $1,000*	$ 3.10
Hypothetical 5% Portfolio Return	Class A
Beginning Account Value 1/1/10	$ 1,000.00
Ending Account Value 6/30/10	$ 1,021.77
Expenses Paid per $1,000*	$ 3.06

* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratio	Class A
DWS Variable Series I — DWS Bond VIP	.61%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Portfolio Summary

DWS Bond VIP

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/10	12/31/09

Corporate Bonds	26%	24%
Cash Equivalents	21%	10%
Government & Agency Obligations	21%	24%
Mortgage-Backed Securities Pass-Throughs	20%	32%
Collateralized Mortgage Obligations	4%	3%
Municipal Bonds and Notes	4%	3%
Commercial Mortgage-Backed Securities	4%	3%
Asset-Backed	0%	1%
	100%	100%
Quality (Excludes Securities Lending Collateral)	6/30/10	12/31/09

US Government & Treasury Obligations	40%	53%
AAA*	24%	13%
AA	4%	6%
A	6%	8%
BBB	15%	14%
BB or Below	9%	6%
Not Rated	2%	0%
	100%	100%
Effective Maturity (Excludes Cash Equivalents and Securities Lending Collateral)	6/30/10	12/31/09

Under 1 year	13%	11%
1-4.99 years	47%	38%
5-9.99 years	29%	43%
10-14.99 years	0%	1%
15+ years	11%	7%
	100%	100%

* Category includes cash equivalents.

Effective maturity is the weighted average of the bonds held by the Portfolio taking into consideration any maturity shortening features.

Weighted average effective maturity: 6.06 and 7.88 years, respectively.

Asset allocation, quality and effective maturity are subject to change.

The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Portfolio's credit quality does not remove market risk. Credit quality ratings are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 6.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A complete list of the portfolio holdings of the Portfolio is also posted on www.dws-investments.com from time to time. Please see the Portfolio's current prospectus for more information.

Investment Portfolio June 30, 2010 (Unaudited)

DWS Bond VIP

		Principal Amount ($)(a)	Value ($)

Corporate Bonds 29.2%
Consumer Discretionary 5.6%
AMC Entertainment, Inc., 8.75%, 6/1/2019		1,200,000	1,206,000
CBS Corp., 7.875%, 7/30/2030		600,000	694,686
Comcast Corp., 5.15%, 3/1/2020		450,000	471,127
DirecTV Holdings LLC, 6.35%, 3/15/2040		815,000	872,719
Discovery Communications LLC, 5.05%, 6/1/2020		1,000,000	1,039,468
JC Penney Co., Inc., 5.65%, 6/1/2020		1,000,000	977,500
JC Penney Corp., Inc., 7.95%, 4/1/2017		750,000	832,500
MGM Resorts International, 144A, 9.0%, 3/15/2020		750,000	770,625
Royal Caribbean Cruises Ltd., 7.25%, 6/15/2016		1,100,000	1,075,250
Time Warner Cable, Inc.:
6.75%, 7/1/2018		125,000	143,485
7.3%, 7/1/2038		40,000	46,440
Time Warner, Inc.:
6.2%, 3/15/2040		400,000	421,906
7.625%, 4/15/2031		400,000	481,190
			9,032,896
Consumer Staples 2.0%
Anheuser-Busch InBev Worldwide, Inc., 144A, 7.75%, 1/15/2019		750,000	910,321
CVS Caremark Corp.:
6.125%, 9/15/2039		500,000	534,468
6.25%, 6/1/2027		332,000	362,230
Kraft Foods, Inc., 5.375%, 2/10/2020		1,335,000	1,430,521
			3,237,540
Energy 2.7%
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		600,000	771,676
Enterprise Products Operating LLC, 6.125%, 10/15/2039		460,000	459,015
Kinder Morgan Energy Partners LP:
6.5%, 9/1/2039		500,000	515,256
6.95%, 1/15/2038		510,000	541,948
ONEOK Partners LP, 6.15%, 10/1/2016		482,000	541,630
Plains All American Pipeline LP, 8.75%, 5/1/2019		1,200,000	1,432,381
			4,261,906
Financials 10.2%
American Express Co., 7.0%, 3/19/2018		988,000	1,139,552
Bank of America Corp.:
5.75%, 12/1/2017		710,000	736,328
6.5%, 8/1/2016		175,000	189,389
7.625%, 6/1/2019		580,000	664,395
Citigroup, Inc.:
6.125%, 5/15/2018		1,100,000	1,148,050
8.5%, 5/22/2019		432,000	514,998
		Principal Amount ($)(a)	Value ($)

Covidien International Finance SA, 4.2%, 6/15/2020		750,000	767,572
Discover Bank, 8.7%, 11/18/2019		710,000	788,238
ESI Tractebel Acquisition Corp., Series B, 7.99%, 12/30/2011		65,000	65,400
Fifth Third Bancorp., 5.45%, 1/15/2017		651,000	666,384
Ford Motor Credit Co., LLC, 7.8%, 6/1/2012		1,500,000	1,544,637
Hartford Financial Services Group, Inc., 5.95%, 10/15/2036		300,000	256,309
Jefferies Group, Inc., 6.875%, 4/15/2021		500,000	501,297
JPMorgan Chase & Co., 5.125%, 9/15/2014		1,500,000	1,600,695
KazMunaiGaz Finance Sub BV:
144A, 7.0%, 5/5/2020		500,000	501,900
144A, 11.75%, 1/23/2015		800,000	979,040
KeyBank NA, 5.7%, 11/1/2017		800,000	839,273
Lincoln National Corp., 8.75%, 7/1/2019		500,000	612,794
MetLife, Inc., Series A, 6.817%, 8/15/2018		400,000	452,418
Morgan Stanley, Series F, 6.625%, 4/1/2018		475,000	497,864
PNC Bank NA, 6.875%, 4/1/2018		200,000	225,958
Prudential Financial, Inc.:
Series B, 5.1%, 9/20/2014		150,000	159,523
6.2%, 1/15/2015		100,000	110,053
7.375%, 6/15/2019		120,000	138,955
Red Arrow International Leasing PLC, "A", 8.375%, 6/30/2012	RUB	1,470,803	47,330
The Goldman Sachs Group, Inc., 6.0%, 6/15/2020		800,000	824,906
Toll Brothers Finance Corp., 8.91%, 10/15/2017		350,000	390,326
			16,363,584
Health Care 2.1%
Express Scripts, Inc.:
6.25%, 6/15/2014		385,000	435,903
7.25%, 6/15/2019		720,000	870,317
HCA, Inc., 9.25%, 11/15/2016		425,000	450,500
Medco Health Solutions, Inc., 7.125%, 3/15/2018		715,000	854,188
Quest Diagnostics, Inc., 6.95%, 7/1/2037		610,000	696,852
			3,307,760
Industrials 1.8%
CSX Corp.:
6.15%, 5/1/2037		400,000	437,394
6.25%, 3/15/2018		800,000	918,552
K. Hovnanian Enterprises, Inc., 10.625%, 10/15/2016		850,000	850,000
United Rentals North America, Inc., 9.25%, 12/15/2019		750,000	755,625
			2,961,571
	Principal Amount ($)(a)	Value ($)

Materials 1.7%
ArcelorMittal, 6.125%, 6/1/2018	500,000	522,940
Corporacion Nacional del Cobre — Codelco, REG S, 7.5%, 1/15/2019	600,000	735,192
Dow Chemical Co., 8.55%, 5/15/2019	1,200,000	1,468,936
		2,727,068
Telecommunication Services 2.1%
Frontier Communications Corp., 8.125%, 10/1/2018	1,000,000	993,750
MetroPCS Wireless, Inc., 9.25%, 11/1/2014	800,000	824,000
Qwest Communications International, Inc., 144A, 8.0%, 10/1/2015	750,000	770,625
Windstream Corp., 8.625%, 8/1/2016	775,000	780,813
		3,369,188
Utilities 1.0%
DTE Energy Co., 7.625%, 5/15/2014	152,000	177,637
Energy Future Competitive Holdings Co., 7.48%, 1/1/2017	29,224	24,787
FirstEnergy Solutions Corp., 6.8%, 8/15/2039	517,000	511,520
Majapahit Holding BV, REG S, 7.75%, 10/17/2016	100,000	110,583
Sempra Energy, 6.5%, 6/1/2016	650,000	745,874
		1,570,401
Total Corporate Bonds (Cost $44,537,280)		46,831,914

Mortgage-Backed Securities Pass-Throughs 22.2%
Federal Home Loan Mortgage Corp.:
4.5%, 12/1/2034	885,190	924,574
5.5%, with various maturities from 10/1/2023 until 8/1/2024	450,541	485,300
5.505%**, 2/1/2038	578,785	616,587
6.5%, 3/1/2026	855,197	950,421
7.0%, 1/1/2038	172,754	191,926
Federal National Mortgage Association:
4.5%, with various maturities from 11/1/2020 until 9/1/2038 (b)	6,303,834	6,604,835
4.547%**, 8/1/2037	196,272	205,670
5.0%, with various maturities from 2/1/2021 until 1/1/2036 (b)	3,391,707	3,608,686
5.079%**, 9/1/2038	378,722	403,003
5.389%**, 1/1/2038	641,182	681,274
5.5%, with various maturities from 12/1/2032 until 4/1/2037 (b)	5,217,545	5,608,285
6.0%, with various maturities from 4/1/2024 until 10/1/2035 (b)	8,387,844	9,111,627
6.5%, with various maturities from 3/1/2017 until 12/1/2037	1,000,439	1,098,770
8.0%, 9/1/2015	19,264	20,966
Government National Mortgage Association:
4.5%, 5/1/2039 (b)	1,600,000	1,666,625
5.0%, 5/1/2038 (b)	1,600,000	1,704,250
5.5%, 6/1/2036 (b)	1,600,000	1,728,750
Total Mortgage-Backed Securities Pass-Throughs (Cost $34,286,062)		35,611,549

	Principal Amount ($)(a)	Value ($)

Asset-Backed 0.3%
Automobile Receivables
Household Automotive Trust, "A4", Series 2006-1, 5.52%, 3/18/2013 (Cost $424,097)	423,782	427,739

Commercial Mortgage-Backed Securities 4.3%
Banc of America Commercial Mortgage, Inc., "A4", Series 2007-4, 5.935%**, 2/10/2051	600,000	626,359
Bear Stearns Commercial Mortgage Securities, Inc., "A4", Series 2007-PW18, 5.7%, 6/11/2050	1,738,000	1,757,775
Citigroup/Deutsche Bank Commercial Mortgage Trust, "A4", Series 2006-CD2, 5.546%**, 1/15/2046	1,600,000	1,629,595
GS Mortgage Securities Corp. II:
"J", Series 2007-GG10, 144A, 5.999%**, 8/10/2045	1,096,000	18,084
"K", Series 2007-GG10, 144A, 5.999%**, 8/10/2045*	767,000	6,903
JPMorgan Chase Commercial Mortgage Securities Corp.:
"E", Series 2007-LD11, 5.983%**, 6/15/2049	590,000	72,418
"F", Series 2007-LD11, 5.983%**, 6/15/2049	650,000	49,228
"G", Series 2007-LD11, 144A, 5.983%**, 6/15/2049	760,000	48,282
"H", Series 2007-LD11, 144A, 5.983%**, 6/15/2049	460,000	22,946
LB-UBS Commercial Mortgage Trust:
"A3", Series 2006-C7, 5.347%, 11/15/2038	1,000,000	1,031,853
"A4", Series 2007-C6, 5.858%, 7/15/2040	1,000,000	992,045
Merrill Lynch Mortgage Trust, "ASB", Series 2007-C1, 6.02%**, 6/12/2050	590,000	622,948
Wachovia Bank Commercial Mortgage Trust, "H", Series 2007-C32, 144A, 5.929%**, 6/15/2049	770,000	95,003
Total Commercial Mortgage-Backed Securities (Cost $10,853,670)		6,973,439

Collateralized Mortgage Obligations 4.4%
Countrywide Home Loans, "A2", Series 2006-1, 6.0%, 3/25/2036	705,056	630,654
CS First Boston Mortgage Securities Corp., "10A3", Series 2005-10, 6.0%, 11/25/2035	164,971	116,510
FDIC Structured Sale Guaranteed Notes, "1A", Series 2010-S1, 144A, 0.896%**, 2/25/2048	2,035,197	2,042,691
Federal Home Loan Mortgage Corp.:
"PD", Series 2774, 5.0%, 8/15/2032	1,010,000	1,097,575
"PE", Series 2898, 5.0%, 5/15/2033	335,000	365,547
"KG", Series 2987, 5.0%, 12/15/2034	1,470,000	1,605,271
	Principal Amount ($)(a)	Value ($)

Federal National Mortgage Association:
"EG", Series 2005-22, 5.0%, 11/25/2033	750,000	817,984
"TC", Series 2007-77, 5.5%, 9/25/2034	370,000	400,648
MASTR Alternative Loans Trust, "8A1", Series 2004-3, 7.0%, 4/25/2034	14,275	13,550
Structured Asset Securities Corp., "2A1", Series 2003-1, 6.0%, 2/25/2018	2,289	2,355
Total Collateralized Mortgage Obligations (Cost $6,768,945)		7,092,785

Government & Agency Obligations 23.0%
Sovereign Bonds 2.0%
Republic of Argentina:
GDP Linked Note, 12/15/2035	410,000	24,189
8.28%, 12/31/2033	642,413	439,250
Republic of Egypt, 9.1%, 9/20/2012	EGP 230,000	40,329
Republic of El Salvador, REG S, 8.25%, 4/10/2032	40,000	44,000
Republic of Indonesia, REG S, 8.5%, 10/12/2035	100,000	126,250
Republic of Panama:
7.125%, 1/29/2026	220,000	256,850
7.25%, 3/15/2015	80,000	92,600
Republic of Peru, 7.125%, 3/30/2019	600,000	709,500
Republic of Philippines:
7.75%, 1/14/2031	100,000	115,880
9.5%, 2/2/2030	60,000	81,150
Republic of Poland, 6.375%, 7/15/2019	210,000	232,307
Republic of Serbia, REG S, 6.75%, 11/1/2024	87,000	84,825
Russian Federation, 144A, 5.0%, 4/29/2020	1,000,000	965,000
		3,212,130
US Government Sponsored Agency 0.8%
Federal National Mortgage Association, 6.625%, 11/15/2030	950,000	1,235,434
US Treasury Obligations 20.2%
US Treasury Bill, 0.22%***, 9/16/2010 (c)	969,000	968,678
US Treasury Bonds:
4.75%, 2/15/2037 (d)	3,600,000	4,133,250
5.375%, 2/15/2031	1,500,000	1,845,468
US Treasury Note, 1.75%, 1/31/2014 (d)	25,000,000	25,402,350
		32,349,746
Total Government & Agency Obligations (Cost $35,915,365)		36,797,310

Loan Participations and Assignments 0.2%
Sovereign Loans
Gazprom, 144A, 8.125%, 7/31/2014	205,000	223,204
Russian Agricultural Bank, REG S, 7.75%, 5/29/2018	100,000	107,000
Total Loan Participations and Assignments (Cost $302,403)		330,204
	Principal Amount ($)(a)	Value ($)

Municipal Bonds and Notes 4.4%
Florida, State Board of Education, Capital Outlay 2006, Series E, 5.0%, 6/1/2035	465,000	484,860
Gwinnett County, GA, Development Authority Revenue, Gwinnett Stadium Project, 6.4%, 1/1/2028	655,000	750,545
Illinois, State General Obligation, 4.421%, 1/1/2015 (e)	260,000	261,170
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 144A, 5.2%, 12/1/2013	560,000	555,486
Los Angeles, CA, Community Development Agency Tax Allocation Revenue, Adelante Eastside Project, Series C, 6.49%, 9/1/2037 (f)	320,000	274,522
McLennan County, TX, Junior College, 5.0%, 8/15/2032 (f)	340,000	351,387
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series B, 6.731%, 7/1/2043	400,000	432,608
New Jersey, Economic Development Authority Revenue, Series B, 6.5%, 11/1/2013 (f)	860,000	980,348
Port Authority New York & New Jersey, One Hundred Fiftieth Series, 4.75%, 9/15/2016	930,000	1,002,503
Rhode Island, Convention Center Authority Revenue, Civic Center, Series A, 6.06%, 5/15/2035 (f)	515,000	561,479
Virgin Islands, Port Authority Marine Revenue, Series B, 5.08%, 9/1/2013 (f)	1,030,000	1,050,507
Washington, Central Puget Sound Regional Transit Authority, Sales & Use Tax Revenue, Series A, 5.0%, 11/1/2036	285,000	297,515
Total Municipal Bonds and Notes (Cost $6,610,395)		7,002,930

Preferred Stock 0.0%
Financials
Ford Motor Credit Co., LLC, 7.375% (Cost $24,692)	1,180	26,786

Securities Lending Collateral 17.5%
Daily Assets Fund Institutional, 0.27% (g) (h) (Cost $28,079,013)	28,079,013	28,079,013
	Shares	Value ($)

Cash Equivalents 23.2%
Central Cash Management Fund, 0.21% (g) (Cost $37,243,284)	37,243,284	37,243,284
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $205,045,206)+	128.7	206,416,953
Other Assets and Liabilities, Net	(28.7)	(46,081,126)
Net Assets	100.0	160,335,827

* Non-income producing security.

** These securities are shown at their current rate as of June 30, 2010. Floating rate securities yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

*** Annualized yield at time of purchase; not a coupon rate.

+ The cost for federal income tax purposes was $205,060,401. At June 30, 2010, net unrealized appreciation for all securities based on tax cost was $1,356,552. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,974,608 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,618,056.

(a) Principal amount stated in US dollars unless otherwise noted.

(b) When-issued or delayed delivery security included.

(c) At June 30, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(d) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2010 amounted to $27,296,750, which is 17.0% of net assets.

(e) Taxable issue.

(f) Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Assured Guaranty Corp.	0.5
Assured Guaranty Insurance Co.	0.7
Financial Guaranty Insurance Co.	0.3
Radian	0.1

Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.

(g) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(h) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.

GDP: Gross Domestic Product

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues have similar coupon rates and have been aggregated for presentation purposes in the investment portfolio.

At June 30, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
10 Year Canadian Government Bond	CAD	9/21/2010	35	4,071,251	94,033
Australian Dollar Currency	USD	9/13/2010	19	1,591,060	(4,574)
Canadian Dollar Currency	USD	9/14/2010	17	1,598,340	(9,688)
Total net unrealized appreciation					79,771

At June 30, 2010, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
10 Year US Treasury Note	USD	9/21/2010	25	3,063,672	(55,128)
2 Year US Treasury Note	USD	9/30/2010	100	21,882,813	(70,512)
Japanese Yen Currency	USD	9/13/2010	9	1,272,938	(44,240)
United Kingdom Long Gilt Bond	GBP	9/28/2010	16	2,893,774	3,558
Total net unrealized depreciation					(166,322)

As of June 30, 2010, the Portfolio had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
RUB	3,600,000	USD	112,994	9/3/2010	(1,663)	HSBC Bank USA
Currency Abbreviations
CAD Canadian Dollar EGP Egyptian Pound GBP British Pound RUB Russian Ruble USD United States Dollar

For information on the Portfolio's policy and additional disclosures regarding futures contracts and forward foreign currency exchange contracts, please refer to the Derivatives section of Note A in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (i)
Corporate Bonds	$ —	$ 46,831,914	$ —	$ 46,831,914
Mortgage-Backed Securities Pass-Throughs	—	35,611,549	—	35,611,549
Asset-Backed	—	427,739	—	427,739
Commercial Mortgage-Backed Securities	—	6,973,439	—	6,973,439
Collateralized Mortgage Obligations	—	7,092,785	—	7,092,785
Government & Agency Obligations	—	35,828,632	—	35,828,632
Loan Participations and Assignments	—	330,204	—	330,204
Municipal Bonds and Notes	—	7,002,930	—	7,002,930
Preferred Stock	26,786	—	—	26,786
Short-Term Investments (i)	65,322,297	968,678	—	66,290,975
Total	$ 65,349,083	$ 141,067,870	$ —	$ 206,416,953
Liabilities
Derivatives (j)	$ (86,551)	$ (1,663)	$ —	$ (88,214)
Total	$ (86,551)	$ (1,663)	$ —	$ (88,214)

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended June 30, 2010.

(i) See Investment Portfolio for additional detailed categorizations.

(j) Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Portfolio's Level 3 investments for which significant unobservable inputs were used in determining value:

Government & Agency Obligations
Balance as of December 31, 2009	$ 41,830
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	—
Amortization premium/discount	—
Net purchases (sales)	—
Transfers into of Level 3	—
Transfers (out) of Level 3	(41,830) (k)
Balance as of June 30, 2010	$ —
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2010	$ —

Transfers between price levels are recognized at the beginning of the reporting period.

(k) The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of June 30, 2010 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $139,722,909), including $27,296,750 of securities loaned	$ 141,094,656
Investment in Daily Assets Fund Institutional (cost $28,079,013)*	28,079,013
Investment in Central Cash Management Fund (cost $37,243,284)	37,243,284
Total investments, at value (cost $205,045,206)	206,416,953
Cash	17,425
Foreign currency, at value (cost $151,314)	150,708
Receivable for investments sold — when-issued/delayed delivery securities	17,552,424
Receivable for Portfolio shares sold	78,535
Interest receivable	1,347,692
Dividends receivable	543
Foreign taxes recoverable	867
Receivable for daily variation margin on open futures contracts	34,015
Other assets	1,826
Total assets	225,600,988
Liabilities
Payable for Investments purchased	610,351
Payable for investments purchased — when-issued/delayed delivery securities	36,329,862
Payable upon return of securities loaned	28,079,013
Payable for Portfolio shares redeemed	115,010
Unrealized depreciation on forward foreign currency exchange contracts	1,663
Accrued management fee	48,451
Other accrued expenses and payables	80,811
Total liabilities	65,265,161
Net assets, at value	$ 160,335,827
Net Assets Consist of
Undistributed net investment income	2,441,790
Net unrealized appreciation (depreciation) on: Investments	1,371,747
Futures	(86,551)
Foreign currency	(2,056)
Accumulated net realized gain (loss)	(39,208,674)
Paid-in capital	195,819,571
Net assets, at value	$ 160,335,827
Class A Net Asset Value, offering and redemption price per share ($160,335,827 ÷ 28,905,395 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 5.55

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended June 30, 2010 (Unaudited)
Investment Income
Income: Interest	$ 3,210,844
Dividends	1,540
Income distributions — Central Cash Management Fund	28,784
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	9,089
Total Income	3,250,257
Expenses: Management fee	310,183
Administration fee	79,534
Services to shareholders	3,266
Custodian fee	12,433
Professional fees	31,198
Trustees' fees and expenses	4,973
Reports to shareholders	27,065
Other	17,196
Total expenses	485,848
Net investment income	2,764,409
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	5,252,914
Futures	(1,057,741)
Foreign currency	(23,754)
Payments by affiliates (see Note G)	7,050
4,178,469
Change in net unrealized appreciation (depreciation) on: Investments	969,925
Futures	(643,147)
Foreign currency	(4,833)
321,945
Net gain (loss)	4,500,414
Net increase (decrease) in net assets resulting from operations	$ 7,264,823

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Operations: Net investment income	$ 2,764,409	$ 7,096,250
Net realized gain (loss)	4,178,469	(22,284,758)
Change in net unrealized appreciation (depreciation)	321,945	29,440,278
Net increase (decrease) in net assets resulting from operations	7,264,823	14,251,770
Distributions to shareholders from: Net investment income: Class A	(6,962,542)	(11,985,798)
Portfolio share transactions: Class A Proceeds from shares sold	8,423,576	21,968,991
Reinvestment of distributions	6,962,542	11,985,798
Cost of shares redeemed	(14,026,648)	(32,370,197)
Net increase (decrease) in net assets from Class A share transactions	1,359,470	1,584,592
Increase (decrease) in net assets	1,661,751	3,850,564
Net assets at beginning of period	158,674,076	154,823,512
Net assets at end of period (including undistributed net investment income of $2,441,790 and $6,639,923, respectively)	$ 160,335,827	$ 158,674,076
Other Information
Class A Shares outstanding at beginning of period	28,638,100	28,147,936
Shares sold	1,506,795	4,088,614
Shares issued to shareholders in reinvestment of distributions	1,277,530	2,364,063
Shares redeemed	(2,517,030)	(5,962,513)
Net increase (decrease) in Class A shares	267,295	490,164
Shares outstanding at end of period	28,905,395	28,638,100

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 5.54	$ 5.50	$ 6.98	$ 7.03	$ 6.99	$ 7.13
Income (loss) from investment operations: Net investment income[b]	.10	.25	.37	.35	.33	.29
Net realized and unrealized gain (loss)	.16	.26	(1.48)	(.06)	(.01)	(.10)
Total from investment operations	.26	.51	(1.11)	.29	.32	.19
Less distributions from: Net investment income	(.25)	(.47)	(.37)	(.34)	(.27)	(.26)
Net realized gains	—	—	—	—	(.01)	(.07)
Total distributions	(.25)	(.47)	(.37)	(.34)	(.28)	(.33)
Net asset value, end of period	$ 5.55	$ 5.54	$ 5.50	$ 6.98	$ 7.03	$ 6.99
Total Return (%)	4.72**	10.07	(16.77)	4.18	4.72[c]	2.60
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	160	159	155	229	218	209
Ratio of expenses before expense reductions (%)	.61*	.59	.59	.61	.66	.68
Ratio of expenses after expense reductions (%)	.61*	.59	.59	.61	.62	.68
Ratio of net investment income (%)	3.48*	4.68	5.76	5.03	4.82	4.11
Portfolio turnover rate (%)	193**	284	196	185	186	197

[a] For the six months ended June 30, 2010 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

Performance Summary June 30, 2010

DWS Growth & Income VIP

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The gross expense ratios of the Portfolio, as stated in the fee table of the prospectus dated May 1, 2010 are 0.63% and 0.89% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Portfolio returns during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Risk Considerations

Portfolio management could be wrong in its analysis of industries, companies, economic trends and favor a security that underperforms the market. Stocks may decline in value. See the prospectus for details.

Growth of an Assumed $10,000 Investment
[] DWS Growth & Income VIP — Class A [] Russell 1000® Index

The Russell 1000® Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

Index returns assume the reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results
DWS Growth & Income VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$9,397	$11,742	$7,621	$9,545	$8,749
	Average annual total return	-6.03%	17.42%	-8.66%	-0.93%	-1.33%
Russell 1000 Index	Growth of $10,000	$9,360	$11,524	$7,403	$9,725	$8,842
	Average annual total return	-6.40%	15.24%	-9.54%	-0.56%	-1.22%
DWS Growth & Income VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$9,387	$11,711	$7,572	$9,421	$8,517
	Average annual total return	-6.13%	17.11%	-8.85%	-1.19%	-1.59%
Russell 1000 Index	Growth of $10,000	$9,360	$11,524	$7,403	$9,725	$8,842
	Average annual total return	-6.40%	15.24%	-9.54%	-0.56%	-1.22%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.

Information About Your Portfolio's Expenses

DWS Growth & Income VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Portfolio limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2010 to June 30, 2010).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2010
Actual Portfolio Return	Class A	Class B
Beginning Account Value 1/1/10	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/10	$ 939.70	$ 938.70
Expenses Paid per $1,000*	$ 2.79	$ 4.04
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/10	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/10	$ 1,021.92	$ 1,020.63
Expenses Paid per $1,000*	$ 2.91	$ 4.21

* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class A	Class B
DWS Variable Series I — DWS Growth & Income VIP	.58%	.84%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Portfolio Summary

DWS Growth & Income VIP

Asset Allocation (As a % of Investment Portfolio Excluding Securities Lending Collateral)	6/30/10	12/31/09

Common Stocks	100%	98%
Government & Agency Obligation	0%	1%
Cash Equivalents	0%	1%
	100%	100%
Sector Diversification (As a % of Common Stocks)	6/30/10	12/31/09

Information Technology	19%	19%
Financials	16%	11%
Health Care	15%	14%
Industrials	11%	13%
Energy	10%	9%
Consumer Staples	10%	11%
Consumer Discretionary	9%	12%
Materials	5%	5%
Telecommunication Services	3%	4%
Utilities	2%	2%
	100%	100%

Asset allocation and sector diversification are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 20.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A complete list of the portfolio holdings of the Portfolio is also posted on www.dws-investments.com from time to time. Please see the Portfolio's current prospectus for more information.

Investment Portfolio June 30, 2010 (Unaudited)

DWS Growth & Income VIP

	Shares	Value ($)

Common Stocks 99.9%
Consumer Discretionary 8.7%
Auto Components 0.1%
Cooper Tire & Rubber Co.	4,800	93,600
Diversified Consumer Services 0.2%
DeVry, Inc.	2,600	136,474
Hotels Restaurants & Leisure 1.2%
Starbucks Corp.	42,300	1,027,890
Household Durables 1.4%
Garmin Ltd. (a)	13,000	379,340
Leggett & Platt, Inc.	7,700	154,462
Whirlpool Corp. (a)	8,300	728,906
		1,262,708
Internet & Catalog Retail 0.3%
Liberty Media Corp. — Interactive "A"*	28,700	301,350
Media 2.0%
Comcast Corp. "A"	52,500	911,925
Focus Media Holding Ltd. (ADR)*	4,300	66,779
Liberty Media-Starz "A"*	600	31,104
Time Warner, Inc.	26,200	757,442
Washington Post Co. "B"	100	41,048
		1,808,298
Multiline Retail 0.9%
Dillard's, Inc. "A" (a)	13,800	296,700
Macy's, Inc.	21,700	388,430
Sears Holdings Corp.*	1,800	116,370
		801,500
Specialty Retail 2.5%
Aaron's, Inc.	2,700	46,089
Advance Auto Parts, Inc.	6,600	331,188
AnnTaylor Stores Corp.*	6,200	100,874
Barnes & Noble, Inc. (a)	11,300	145,770
Limited Brands, Inc.	15,100	333,257
Lowe's Companies, Inc.	11,500	234,830
OfficeMax, Inc.*	7,700	100,562
Rent-A-Center, Inc.*	4,200	85,092
Ross Stores, Inc.	8,300	442,307
Signet Jewelers Ltd.*	1,200	33,000
TJX Companies, Inc.	7,700	323,015
Ulta Salon, Cosmetics & Fragrance, Inc.*	1,400	33,124
		2,209,108
Textiles, Apparel & Luxury Goods 0.1%
Wolverine World Wide, Inc.	2,400	60,528
Consumer Staples 9.6%
Beverages 0.6%
Dr. Pepper Snapple Group, Inc.	7,900	295,381
Fomento Economico Mexicano SAB de CV (ADR)	4,600	198,490
		493,871
Food & Staples Retailing 2.0%
Kroger Co.	13,000	255,970
Wal-Mart Stores, Inc.	25,700	1,235,399
Whole Foods Market, Inc.*	8,300	298,966
		1,790,335
	Shares	Value ($)

Food Products 4.2%
Archer-Daniels-Midland Co.	20,400	526,728
Campbell Soup Co. (a)	11,400	408,462
Corn Products International, Inc.	4,000	121,200
Del Monte Foods Co.	16,900	243,191
Fresh Del Monte Produce, Inc.*	6,600	133,584
Hormel Foods Corp.	2,900	117,392
Sanderson Farms, Inc.	1,700	86,258
Smithfield Foods, Inc.* (a)	5,900	87,910
The Hershey Co.	15,400	738,122
Tyson Foods, Inc. "A"	74,100	1,214,499
Unilever PLC (ADR)	2,700	72,171
		3,749,517
Household Products 1.7%
Colgate-Palmolive Co.	9,400	740,344
Kimberly-Clark Corp.	3,700	224,331
Procter & Gamble Co. (a)	9,200	551,816
		1,516,491
Personal Products 0.5%
Herbalife Ltd.	8,700	400,635
Medifast, Inc.*	3,600	93,276
		493,911
Tobacco 0.6%
Lorillard, Inc.	6,000	431,880
Reynolds American, Inc.	1,200	62,544
		494,424
Energy 10.5%
Energy Equipment & Services 2.7%
Complete Production Services, Inc.*	7,900	112,970
National-Oilwell Varco, Inc.	3,000	99,210
Noble Corp.*	13,200	408,012
Oil States International, Inc.*	13,700	542,246
Patterson-UTI Energy, Inc. (a)	18,300	235,521
Rowan Companies, Inc.*	13,100	287,414
Transocean Ltd.*	16,600	769,078
		2,454,451
Oil, Gas & Consumable Fuels 7.8%
Anadarko Petroleum Corp.	3,800	137,142
Chevron Corp.	39,000	2,646,540
Cimarex Energy Co. (a)	14,000	1,002,120
ConocoPhillips	34,500	1,693,605
Marathon Oil Corp.	17,400	540,966
Murphy Oil Corp.	17,900	886,945
		6,907,318
Financials 16.4%
Capital Markets 0.7%
Morgan Stanley	20,700	480,447
The Goldman Sachs Group, Inc.	1,300	170,651
		651,098
Commercial Banks 3.1%
Barclays PLC (ADR)	3,000	47,670
CIT Group, Inc.*	8,400	284,424
Comerica, Inc.	3,900	143,637
Fifth Third Bancorp.	63,100	775,499
Huntington Bancshares, Inc.	59,500	329,630
M&T Bank Corp.	1,500	127,425
	Shares	Value ($)

Marshall & Ilsley Corp.	17,000	122,060
PNC Financial Services Group, Inc.	9,500	536,750
SunTrust Banks, Inc.	3,700	86,210
Webster Financial Corp.	3,900	69,966
Wells Fargo & Co.	8,500	217,600
		2,740,871
Consumer Finance 2.1%
AmeriCredit Corp.* (a)	6,300	114,786
Capital One Financial Corp. (a)	27,000	1,088,100
Discover Financial Services	44,200	617,916
		1,820,802
Diversified Financial Services 4.1%
Bank of America Corp.	97,400	1,399,638
Citigroup, Inc.* (a)	143,700	540,312
JPMorgan Chase & Co.	44,500	1,629,145
PHH Corp.* (a)	6,000	114,240
		3,683,335
Insurance 6.2%
ACE Ltd.	21,700	1,117,116
Allied World Assurance Co. Holdings Ltd.	5,200	235,976
Arch Capital Group Ltd.*	3,100	230,950
Aspen Insurance Holdings Ltd.	2,100	51,954
Assurant, Inc.	7,700	267,190
Axis Capital Holdings Ltd.	2,300	68,356
Berkshire Hathaway, Inc. "A"* (a)	2	240,000
Berkshire Hathaway, Inc. "B"* (a)	13,300	1,059,877
Chubb Corp.	9,700	485,097
Old Republic International Corp. (a)	15,400	186,802
Platinum Underwriters Holdings Ltd.	2,700	97,983
RenaissanceRe Holdings Ltd.	1,700	95,659
The Travelers Companies, Inc.	25,500	1,255,875
XL Group PLC	5,100	81,651
		5,474,486
Real Estate Management & Development 0.1%
Brookfield Asset Management, Inc. "A"	2,400	54,288
Thrifts & Mortgage Finance 0.1%
Radian Group, Inc. (a)	18,200	131,768
Health Care 15.1%
Biotechnology 0.4%
Amgen, Inc.*	6,000	315,600
Cephalon, Inc.* (a)	800	45,400
		361,000
Health Care Equipment & Supplies 0.1%
Hospira, Inc.*	900	51,705
Health Care Providers & Services 8.9%
Aetna, Inc.	29,200	770,296
Amedisys, Inc.* (a)	4,000	175,880
AmerisourceBergen Corp.	34,300	1,089,025
Cardinal Health, Inc.	36,700	1,233,487
Coventry Health Care, Inc.*	31,400	555,152
Health Net, Inc.*	6,700	163,279
Humana, Inc.*	20,900	954,503
McKesson Corp.	11,400	765,624
UnitedHealth Group, Inc.	51,400	1,459,760
WellPoint, Inc.*	14,900	729,057
		7,896,063
Life Sciences Tools & Services 0.2%
Life Technologies Corp.*	5,300	250,425
	Shares	Value ($)

Pharmaceuticals 5.5%
Allergan, Inc.	3,500	203,910
Eli Lilly & Co. (a)	18,900	633,150
Endo Pharmaceuticals Holdings, Inc.*	8,400	183,288
Forest Laboratories, Inc.*	30,300	831,129
Impax Laboratories, Inc.*	4,700	89,582
Johnson & Johnson	36,300	2,143,878
Medicis Pharmaceutical Corp. "A"	2,400	52,512
Novartis AG (ADR)	4,600	222,272
Par Pharmaceutical Companies, Inc.*	4,200	109,032
Perrigo Co. (a)	7,400	437,118
		4,905,871
Industrials 10.6%
Aerospace & Defense 3.1%
Honeywell International, Inc.	7,920	309,117
ITT Corp.	2,500	112,300
L-3 Communications Holdings, Inc.	3,300	233,772
Northrop Grumman Corp.	20,000	1,088,800
Raytheon Co.	21,300	1,030,707
		2,774,696
Air Freight & Logistics 1.3%
Atlas Air Worldwide Holdings, Inc.*	600	28,500
United Parcel Service, Inc. "B"	19,500	1,109,355
		1,137,855
Airlines 0.4%
Alaska Air Group, Inc.*	5,400	242,730
Southwest Airlines Co.	8,100	89,991
		332,721
Building Products 0.2%
Owens Corning, Inc.* (a)	4,500	134,595
Commercial Services & Supplies 0.5%
Cintas	3,000	71,910
R.R. Donnelley & Sons Co.	24,000	392,880
		464,790
Construction & Engineering 0.5%
EMCOR Group, Inc.*	10,900	252,553
Shaw Group, Inc.*	6,800	232,696
		485,249
Electrical Equipment 0.1%
Rockwell Automation, Inc.	2,600	127,634
Industrial Conglomerates 2.1%
3M Co.	19,800	1,564,002
Tyco International Ltd.	7,400	260,702
		1,824,704
Machinery 1.2%
Cummins, Inc.	2,300	149,799
Ingersoll-Rand PLC (a)	3,200	110,368
Oshkosh Corp.*	15,600	486,096
Parker Hannifin Corp.	3,800	210,748
Trinity Industries, Inc. (a)	7,200	127,584
		1,084,595
Professional Services 0.3%
Manpower, Inc. (a)	6,700	289,306
Road & Rail 0.9%
Ryder System, Inc.	18,700	752,301
Information Technology 19.0%
Communications Equipment 0.5%
Arris Group, Inc.*	5,300	54,007
Cisco Systems, Inc.*	7,200	153,432
Harris Corp.	2,300	95,795
	Shares	Value ($)

Tellabs, Inc.	15,800	100,962
		404,196
Computers & Peripherals 4.6%
Apple, Inc.*	5,700	1,433,721
Dell, Inc.*	63,600	767,016
Lexmark International, Inc. "A"*	10,700	353,421
SanDisk Corp.*	5,500	231,385
Seagate Technology* (a)	21,700	282,968
Western Digital Corp.*	34,000	1,025,440
		4,093,951
Electronic Equipment, Instruments & Components 4.5%
Anixter International, Inc.*	2,200	93,720
Arrow Electronics, Inc.*	22,000	491,700
Avnet, Inc.*	27,000	650,970
Corning, Inc.	26,800	432,820
Flextronics International Ltd.* (a)	77,100	431,760
Ingram Micro, Inc. "A"*	23,900	363,041
Jabil Circuit, Inc.	44,700	594,510
Tech Data Corp.*	11,100	395,382
Tyco Electronics Ltd.	16,200	411,156
Vishay Intertechnology, Inc.* (a)	15,900	123,066
		3,988,125
Internet Software & Services 2.2%
AOL, Inc.* (a)	8,400	174,636
Baidu, Inc. (ADR)*	5,800	394,864
Google, Inc. "A"*	2,500	1,112,375
IAC/InterActiveCorp.*	10,500	230,685
		1,912,560
IT Services 3.9%
Computer Sciences Corp.	27,300	1,235,325
International Business Machines Corp.	17,900	2,210,292
		3,445,617
Semiconductors & Semiconductor Equipment 0.8%
Intel Corp.	12,600	245,070
Micron Technology, Inc.* (a)	27,600	234,324
Texas Instruments, Inc.	8,300	193,224
TriQuint Semiconductor, Inc.*	11,700	71,487
		744,105
Software 2.5%
Activision Blizzard, Inc.	6,800	71,332
Check Point Software Technologies Ltd.*	2,800	82,544
Microsoft Corp.	91,475	2,104,840
		2,258,716
Materials 4.6%
Chemicals 2.7%
Ashland, Inc.	14,500	673,090
CF Industries Holdings, Inc.	6,200	393,390
Cytec Industries, Inc.	6,200	247,938
Huntsman Corp. (a)	15,400	133,518
Lubrizol Corp.	11,300	907,503
W.R. Grace & Co.*	2,500	52,600
		2,408,039
Metals & Mining 0.9%
Eldorado Gold Corp. (a)	12,100	217,316
Freeport-McMoRan Copper & Gold, Inc.	5,000	295,650
IAMGOLD Corp.	8,300	146,744
Walter Energy, Inc.	2,700	164,295
		824,005
	Shares	Value ($)

Paper & Forest Products 1.0%
International Paper Co.	33,500	758,105
MeadWestvaco Corp.	6,500	144,300
		902,405
Telecommunication Services 3.1%
Diversified Telecommunication Services 3.1%
AT&T, Inc.	60,380	1,460,592
Verizon Communications, Inc.	44,800	1,255,296
		2,715,888
Wireless Telecommunication Services 0.0%
MetroPCS Communications, Inc.*	4,600	37,674
Utilities 2.3%
Electric Utilities 0.9%
Edison International	12,400	393,328
Exelon Corp.	1,500	56,955
Korea Electric Power Corp. (ADR)*	7,200	92,736
Progress Energy, Inc.	5,700	223,554
		766,573
Independent Power Producers & Energy Traders 0.9%
Constellation Energy Group, Inc.	11,400	367,650
NRG Energy, Inc.*	19,441	412,344
		779,994
Multi-Utilities 0.5%
Ameren Corp.	3,600	85,572
DTE Energy Co.	5,700	259,977
NiSource, Inc.	8,200	118,900
		464,449
Total Common Stocks (Cost $87,717,035)		88,778,229
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.1%
US Treasury Obligation
US Treasury Bill, 0.16%**, 9/16/2010 (b) (Cost $85,971)	86,000	85,972
	Shares	Value ($)

Securities Lending Collateral 11.3%
Daily Assets Fund Institutional, 0.27% (c) (d) (Cost $10,019,809)	10,019,809	10,019,809

Cash Equivalents 0.1%
Central Cash Management Fund, 0.21% (c) (Cost $61,066)	61,066	61,066
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $97,883,881)+	111.4	98,945,076
Other Assets and Liabilities, Net	(11.4)	(10,128,188)
Net Assets	100.0	88,816,888

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

+ The cost for federal income tax purposes was $99,182,270. At June 30, 2010, net unrealized depreciation for all securities based on tax cost was $237,194. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,952,550 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,189,744.

(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2010 amounted to $9,715,486, which is 10.9% of net assets.

(b) At June 30, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

ADR: American Depositary Receipt

At June 30, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Deppreciation ($)
S&P 500 E-Mini Index	USD	9/17/2010	1	51,330	(4,272)
Currency Abbreviation
USD United States Dollar

For information on the Portfolio's policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note A in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (e)	$ 88,778,229	$ —	$ —	$ 88,778,229
Short-Term Investments (e)	10,080,875	85,972	—	10,166,847
Total	$ 98,859,104	$ 85,972	$ —	$ 98,945,076
Liabilities
Derivatives (f)	$ (4,272)	$ —	$ —	$ (4,272)
Total	$ (4,272)	$ —	$ —	$ (4,272)

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended June 30, 2010.

(e) See Investment Portfolio for additional detailed categorizations.

(f) Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of June 30, 2010 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $87,803,006), including $9,715,486 of securities loaned	$ 88,864,201
Investment in Daily Assets Fund Institutional (cost $10,019,809)*	10,019,809
Investment in Central Cash Management Fund (cost $61,066)	61,066
Total investments, at value (cost $97,883,881)	98,945,076
Cash	237
Foreign currency, at value (cost $1,794)	1,725
Receivable for Portfolio shares sold	3,408
Interest receivable	4,751
Dividends receivable	48,597
Other assets	842
Total assets	99,004,636
Liabilities
Payable upon return of securities loaned	10,019,809
Payable for daily variation margin on open futures contracts	2,604
Payable for Portfolio shares redeemed	64,028
Accrued management fee	31,584
Accrued distribution service fee (Class B)	377
Other accrued expenses and payables	69,346
Total liabilities	10,187,748
Net assets, at value	$ 88,816,888
Net Assets Consist of
Undistributed net investment income	643,009
Net unrealized appreciation (depreciation) on: Investments	1,061,195
Futures	(4,272)
Foreign currency	(87)
Accumulated net realized gain (loss)	(53,122,612)
Paid-in capital	140,239,655
Net assets, at value	$ 88,816,888
Class A Net Asset Value, offering and redemption price per share ($87,111,175 ÷ 14,037,261 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 6.21
Class B Net Asset Value, offering and redemption price per share ($1,705,713 ÷ 274,874 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 6.21

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended June 30, 2010 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $742)	$ 968,642
Interest	574
Income distributions — Central Cash Management Fund	538
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	49,475
Total Income	1,019,229
Expenses: Management fee	195,540
Administration fee	50,138
Services to shareholders	2,200
Custodian fee	10,362
Distribution service fee (Class B)	2,508
Legal fees	10,536
Audit and tax fees	20,618
Trustees' fees and expenses	4,284
Reports to shareholders	21,187
Other	6,088
Total expenses before expense reductions	323,461
Expense reductions	(29,359)
Total expenses after expense reductions	294,102
Net investment income (loss)	725,127
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	5,445,172
Futures	6,206
5,451,378
Change in net unrealized appreciation (depreciation) on: Investments	(11,880,961)
Futures	(12,045)
Foreign currency	(48)
(11,893,054)
Net gain (loss)	(6,441,676)
Net increase (decrease) in net assets resulting from operations	$ (5,716,549)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Operations: Net investment income	$ 725,127	$ 1,607,557
Net realized gain (loss)	5,451,378	(17,473,719)
Change in net unrealized appreciation (depreciation)	(11,893,054)	42,884,018
Net increase (decrease) in net assets resulting from operations	(5,716,549)	27,017,856
Distributions to shareholders from: Net investment income: Class A	(1,597,628)	(1,967,417)
Class B	(27,222)	(35,839)
Total distributions	(1,624,850)	(2,003,256)
Portfolio share transactions: Class A Proceeds from shares sold	2,900,054	5,456,883
Reinvestment of distributions	1,597,628	1,967,417
Cost of shares redeemed	(11,204,463)	(25,400,088)
Net increase (decrease) in net assets from Class A share transactions	(6,706,781)	(17,975,788)
Class B Proceeds from shares sold	15,103	93,741
Reinvestment of distributions	27,222	35,839
Cost of shares redeemed	(269,694)	(431,050)
Net increase (decrease) in net assets from Class B share transactions	(227,369)	(301,470)
Increase (decrease) in net assets	(14,275,549)	6,737,342
Net assets at beginning of period	103,092,437	96,355,095
Net assets at end of period (including undistributed net investment income of $643,009 and $1,542,732, respectively)	$ 88,816,888	$ 103,092,437
Other Information
Class A Shares outstanding at beginning of period	15,048,001	18,437,278
Shares sold	420,498	954,520
Shares issued to shareholders in reinvestment of distributions	219,153	399,070
Shares redeemed	(1,650,391)	(4,742,867)
Net increase (decrease) in Class A shares	(1,010,740)	(3,389,277)
Shares outstanding at end of period	14,037,261	15,048,001
Class B Shares outstanding at beginning of period	309,228	364,787
Shares sold	2,211	16,377
Shares issued to shareholders in reinvestment of distributions	3,734	7,270
Shares redeemed	(40,299)	(79,206)
Net increase (decrease) in Class B shares	(34,354)	(55,559)
Shares outstanding at end of period	274,874	309,228

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 6.71	$ 5.12	$ 10.81	$ 10.94	$ 9.72	$ 9.29
Income (loss) from investment operations: Net investment income (loss)[b]	.05	.10	.10	.13	.13[d]	.10
Net realized and unrealized gain (loss)	(.44)	1.61	(3.45)	.02	1.19	.45
Total from investment operations	(.39)	1.71	(3.35)	.15	1.32	.55
Less distributions from: Net investment income	(.11)	(.12)	(.18)	(.13)	(.10)	(.12)
Net realized gains	—	—	(2.16)	(.15)	—	—
Total distributions	(.11)	(.12)	(2.34)	(.28)	(.10)	(.12)
Net asset value, end of period	$ 6.21	$ 6.71	$ 5.12	$ 10.81	$ 10.94	$ 9.72
Total Return (%)[c]	(6.03)**	34.15	(38.31)	1.36	13.63[d]	6.07
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	87	101	94	196	280	294
Ratio of expenses before expense reductions (%)	.64*	.63	.60	.57	.56	.57
Ratio of expenses after expense reductions (%)	.58*	.54	.54	.56	.54	.54
Ratio of net investment income (loss) (%)	1.45*	1.74	1.34	1.18	1.24[d]	1.10
Portfolio turnover rate (%)	70**	82	130	310	105	115

[a] For the six months ended June 30, 2010 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.007 per share and an increase in the ratio of net investment income of 0.07%. Excluding this non-recurring income, total return would have been 0.06% lower.

* Annualized ** Not annualized

Class B Years Ended December 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 6.70	$ 5.12	$ 10.77	$ 10.90	$ 9.68	$ 9.25
Income (loss) from investment operations: Net investment income (loss)[b]	.04	.08	.08	.09	.09[d]	.07
Net realized and unrealized gain (loss)	(.44)	1.60	(3.42)	.02	1.19	.45
Total from investment operations	(.40)	1.68	(3.34)	.11	1.28	.52
Less distributions from: Net investment income	(.09)	(.10)	(.15)	(.09)	(.06)	(.09)
Net realized gains	—	—	(2.16)	(.15)	—	—
Total distributions	(.09)	(.10)	(2.31)	(.24)	(.06)	(.09)
Net asset value, end of period	$ 6.21	$ 6.70	$ 5.12	$ 10.77	$ 10.90	$ 9.68
Total Return (%)[c]	(6.13)**	33.64	(38.29)	1.00	13.28[d]	5.73
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	2	2	15	52	47
Ratio of expenses before expense reductions (%)	.89*	.89	.82	.95	.94	.95
Ratio of expenses after expense reductions (%)	.84*	.80	.77	.92	.89	.89
Ratio of net investment income (loss) (%)	1.20*	1.48	1.12	.82	.89[d]	.75
Portfolio turnover rate (%)	70**	82	130	310	105	115

[a] For the six months ended June 30, 2010 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.007 per share and an increase in the ratio of net investment income of 0.07%. Excluding this non-recurring income, total return would have been 0.06% lower.

* Annualized ** Not annualized

Performance Summary June 30, 2010

DWS Capital Growth VIP

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The gross expense ratios of the Portfolio, as stated in the fee table of the prospectus dated May 1, 2010 are 0.51% and 0.85% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Portfolio returns during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Risk Considerations

Stocks may decline in value. See the prospectus for details.

Growth of an Assumed $10,000 Investment
[] DWS Capital Growth VIP — Class A [] Russell 1000® Growth Index

The Russell 1000® Growth Index is an unmanaged, capitalization-weighted index containing those securities in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

Index returns assume the reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results
DWS Capital Growth VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$9,204	$10,982	$8,246	$10,274	$7,106
	Average annual total return	-7.96%	9.82%	-6.23%	0.54%	-3.36%
Russell 1000 Growth Index	Growth of $10,000	$9,235	$11,362	$8,067	$10,191	$5,900
	Average annual total return	-7.65%	13.62%	-6.91%	0.38%	-5.14%
DWS Capital Growth VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$9,188	$10,948	$8,165	$10,099	$6,873
	Average annual total return	-8.12%	9.48%	-6.53%	0.20%	-3.68%
Russell 1000 Growth Index	Growth of $10,000	$9,235	$11,362	$8,067	$10,191	$5,900
	Average annual total return	-7.65%	13.62%	-6.91%	0.38%	-5.14%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.

Information About Your Portfolio's Expenses

DWS Capital Growth VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Portfolio limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2010 to June 30, 2010).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2010
Actual Portfolio Return	Class A	Class B
Beginning Account Value 1/1/10	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/10	$ 920.40	$ 918.80
Expenses Paid per $1,000*	$ 2.38	$ 3.95
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/10	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/10	$ 1,022.32	$ 1,020.68
Expenses Paid per $1,000*	$ 2.51	$ 4.16

* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class A	Class B
DWS Variable Series I — DWS Capital Growth VIP	.50%	.83%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Portfolio Summary

DWS Capital Growth VIP

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/10	12/31/09

Common Stocks	99%	99%
Cash Equivalents	1%	1%
	100%	100%
Sector Diversification (As a % of Common Stocks)	6/30/10	12/31/09

Information Technology	34%	34%
Health Care	15%	17%
Consumer Discretionary	13%	11%
Industrials	13%	12%
Consumer Staples	8%	8%
Energy	7%	6%
Financials	5%	4%
Materials	4%	5%
Telecommunication Services	1%	2%
Utilities	—	1%
	100%	100%

Asset allocation and sector diversification are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 34.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A complete list of the portfolio holdings of the Portfolio is also posted on www.dws-investments.com from time to time. Please see the Portfolio's current prospectus for more information.

Investment Portfolio June 30, 2010 (Unaudited)

DWS Capital Growth VIP

	Shares	Value ($)

Common Stocks 99.0%
Consumer Discretionary 13.3%
Auto Components 0.5%
BorgWarner, Inc.* (a)	89,900	3,356,866
Hotels Restaurants & Leisure 3.0%
Darden Restaurants, Inc.	164,200	6,379,170
Marriott International, Inc. "A" (a)	247,411	7,407,485
McDonald's Corp. (a)	75,000	4,940,250
		18,726,905
Media 1.8%
Scripps Networks Interactive "A" (a)	279,500	11,275,030
Multiline Retail 2.7%
Dollar General Corp.* (a)	144,600	3,983,730
Kohl's Corp.* (a)	138,000	6,555,000
Nordstrom, Inc. (a)	193,600	6,231,984
		16,770,714
Specialty Retail 2.9%
Limited Brands, Inc. (a)	516,800	11,405,776
TJX Companies, Inc. (a)	167,100	7,009,845
		18,415,621
Textiles, Apparel & Luxury Goods 2.4%
NIKE, Inc. "B" (a)	228,215	15,415,923
Consumer Staples 7.6%
Beverages 1.3%
PepsiCo, Inc.	134,125	8,174,919
Food & Staples Retailing 2.4%
Sysco Corp. (a)	283,300	8,093,881
Wal-Mart Stores, Inc. (a)	143,100	6,878,817
		14,972,698
Household Products 2.8%
Church & Dwight Co., Inc.	79,300	4,972,903
Colgate-Palmolive Co.	94,340	7,430,218
Energizer Holdings, Inc.* (a)	99,800	5,017,944
		17,421,065
Personal Products 1.1%
Alberto-Culver Co. (a)	265,600	7,195,104
Energy 6.8%
Energy Equipment & Services 1.5%
Schlumberger Ltd. (a)	171,100	9,468,674
Oil, Gas & Consumable Fuels 5.3%
Alpha Natural Resources, Inc.* (a)	242,100	8,199,927
Anadarko Petroleum Corp.	129,800	4,684,482
ExxonMobil Corp. (a)	219,800	12,543,986
Occidental Petroleum Corp.	99,800	7,699,570
		33,127,965
Financials 5.0%
Capital Markets 3.0%
Charles Schwab Corp. (a)	382,500	5,423,850
Morgan Stanley	243,900	5,660,919
T. Rowe Price Group, Inc. (a)	180,500	8,012,395
		19,097,164
	Shares	Value ($)

Diversified Financial Services 1.5%
IntercontinentalExchange, Inc.* (a)	43,700	4,939,411
JPMorgan Chase & Co.	115,000	4,210,150
		9,149,561
Insurance 0.5%
MetLife, Inc.	79,100	2,986,816
Health Care 14.5%
Biotechnology 5.9%
Amgen, Inc.* (a)	189,000	9,941,400
Celgene Corp.* (a)	352,170	17,897,280
Gilead Sciences, Inc.* (a)	260,505	8,930,111
		36,768,791
Health Care Equipment & Supplies 4.4%
Covidien PLC	209,900	8,433,782
Edwards Lifesciences Corp.* (a)	209,500	11,736,190
Zimmer Holdings, Inc.*	143,600	7,761,580
		27,931,552
Health Care Providers & Services 3.6%
Express Scripts, Inc.* (a)	323,200	15,196,864
McKesson Corp. (a)	112,800	7,575,648
		22,772,512
Pharmaceuticals 0.6%
Abbott Laboratories	77,500	3,625,450
Industrials 12.8%
Aerospace & Defense 4.3%
Rockwell Collins, Inc. (a)	177,000	9,404,010
TransDigm Group, Inc. (a)	119,600	6,103,188
United Technologies Corp. (a)	183,600	11,917,476
		27,424,674
Commercial Services & Supplies 1.1%
Stericycle, Inc.* (a)	103,400	6,780,972
Electrical Equipment 3.9%
AMETEK, Inc. (a)	335,700	13,478,355
Roper Industries, Inc. (a)	197,600	11,057,696
		24,536,051
Machinery 1.9%
Navistar International Corp.* (a)	94,900	4,669,080
Parker Hannifin Corp. (a)	134,900	7,481,554
		12,150,634
Road & Rail 1.6%
Norfolk Southern Corp. (a)	186,500	9,893,825
Information Technology 33.7%
Communications Equipment 6.6%
Cisco Systems, Inc.* (a)	1,183,555	25,221,557
QUALCOMM, Inc.	506,170	16,622,623
		41,844,180
Computers & Peripherals 9.7%
Apple, Inc.*	140,054	35,227,783
EMC Corp.* (a)	706,115	12,921,904
Hewlett-Packard Co.	295,200	12,776,256
		60,925,943
	Shares	Value ($)

Internet Software & Services 2.6%
Akamai Technologies, Inc.*	74,400	3,018,408
Google, Inc. "A"*	29,525	13,137,149
		16,155,557
IT Services 2.5%
Accenture PLC "A"	127,300	4,920,145
International Business Machines Corp.	66,510	8,212,655
Visa, Inc. "A" (a)	40,900	2,893,675
		16,026,475
Semiconductors & Semiconductor Equipment 4.6%
Broadcom Corp. "A" (a)	529,600	17,460,912
Intel Corp.	599,290	11,656,190
		29,117,102
Software 7.7%
Check Point Software Technologies Ltd.* (a)	164,600	4,852,408
Concur Technologies, Inc.* (a)	166,900	7,123,292
Microsoft Corp.	721,380	16,598,954
Oracle Corp.	750,255	16,100,472
Solera Holdings, Inc. (a)	97,900	3,543,980
		48,219,106
Materials 4.1%
Chemicals 1.7%
Celanese Corp. "A"	148,800	3,706,608
The Mosaic Co.	174,800	6,813,704
		10,520,312
	Shares	Value ($)

Containers & Packaging 0.8%
Owens-Illinois, Inc.* (a)	200,900	5,313,805
Metals & Mining 1.6%
Freeport-McMoRan Copper & Gold, Inc. (a)	127,800	7,556,814
Steel Dynamics, Inc. (a)	177,400	2,339,906
		9,896,720
Telecommunication Services 1.2%
Wireless Telecommunication Services
American Tower Corp. "A"*	173,900	7,738,550
Total Common Stocks (Cost $504,296,556)		623,197,236

Securities Lending Collateral 44.9%
Daily Asset Fund Institutional, 0.27% (b) (c) (Cost $282,332,429)	282,332,429	282,332,429

Cash Equivalents 1.0%
Central Cash Management Fund, 0.21% (b) (Cost $6,287,820)	6,287,820	6,287,820
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $792,916,805)+	144.9	911,817,485
Other Assets and Liabilities, Net	(44.9)	(282,532,514)
Net Assets	100.0	629,284,971

* Non-income producing security.

+ The cost for federal income tax purposes was $795,692,604. At June 30, 2010, net unrealized appreciation for all securities based on tax cost was $116,124,881. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $143,375,875 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $27,250,994.

(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2010 amounted to $273,705,342, which is 43.5% of net assets.

(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (d)	$ 623,197,236	$ —	$ —	$ 623,197,236
Short-Term Investments (d)	288,620,249	—	—	288,620,249
Total	$ 911,817,485	$ —	$ —	$ 911,817,485

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended June 30, 2010.

(d) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of June 30, 2010 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $504,296,556), including $273,705,342 of securities loaned	$ 623,197,236
Investment in Daily Assets Fund Institutional (cost $282,332,429)*	282,332,429
Investment in Central Cash Management Fund (cost $6,287,820)	6,287,820
Total investments, at value (cost $792,916,805)	911,817,485
Foreign currency, at value (cost $40,509)	41,532
Receivable for Portfolio shares sold	24,323
Interest receivable	19,485
Dividends receivable	226,652
Foreign taxes recoverable	33,916
Due from Advisor	302
Other assets	8,278
Total assets	912,171,973
Liabilities
Payable upon return of securities loaned	282,332,429
Payable for Portfolio shares redeemed	194,716
Accrued management fee	175,563
Accrued distribution service fee (Class B)	1,678
Other accrued expenses and payables	182,616
Total liabilities	282,887,002
Net assets, at value	$ 629,284,971
Net Assets Consist of
Undistributed net investment income	2,068,302
Net unrealized appreciation (depreciation) on: Investments	118,900,680
Foreign currency	2,259
Accumulated net realized gain (loss)	(234,839,766)
Paid-in capital	743,153,496
Net assets, at value	$ 629,284,971
Class A Net Asset Value, offering and redemption price per share ($618,706,623 ÷ 40,051,191 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 15.45
Class B Net Asset Value, offering and redemption price per share ($10,578,348 ÷ 686,425 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 15.41

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended June 30, 2010 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $284)	$ 4,032,904
Income distributions — Central Cash Management Fund	5,727
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	74,642
Total Income	4,113,273
Expenses: Management fee	1,324,785
Administration fee	354,463
Services to shareholders	6,333
Record keeping fee (Class B)	5,245
Custodian fee	27,170
Distribution service fee (Class B)	15,038
Professional fees	31,701
Trustees' fees and expenses	9,593
Reports to shareholders	41,708
Other	20,273
Total expenses before expense reductions	1,836,309
Expense reductions	(53,321)
Total expenses after expense reductions	1,782,988
Net investment income (loss)	2,330,285
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	23,415,296
Foreign currency	4,074
23,419,370
Change in net unrealized appreciation (depreciation) on: Investments	(79,731,747)
Foreign currency	(14,879)
(79,746,626)
Net gain (loss)	(56,327,256)
Net increase (decrease) in net assets resulting from operations	$ (53,996,971)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Operations: Net investment income (loss)	$ 2,330,285	$ 6,299,270
Net realized gain (loss)	23,419,370	(29,080,095)
Change in net unrealized appreciation (depreciation)	(79,746,626)	184,141,634
Net increase (decrease) in net assets resulting from operations	(53,996,971)	161,360,809
Distributions to shareholders from: Net investment income: Class A	(6,317,623)	(7,997,037)
Class B	(67,783)	(116,634)
Total distributions	(6,385,406)	(8,113,671)
Portfolio share transactions: Class A Proceeds from shares sold	5,908,939	18,231,110
Net assets acquired in tax-free reorganization	—	66,828,943
Reinvestment of distributions	6,317,623	7,997,037
Cost of shares redeemed	(49,019,966)	(122,840,820)
Net increase (decrease) in net assets from Class A share transactions	(36,793,404)	(29,783,730)
Class B Proceeds from shares sold	660,807	1,745,917
Reinvestment of distributions	67,783	116,634
Cost of shares redeemed	(1,390,675)	(2,624,791)
Net increase (decrease) in net assets from Class B share transactions	(662,085)	(762,240)
Increase (decrease) in net assets	(97,837,866)	122,701,168
Net assets at beginning of period	727,122,837	604,421,669
Net assets at end of period (including undistributed net investment income of $2,068,302 and $6,123,423, respectively)	$ 629,284,971	$ 727,122,837
Other Information
Class A Shares outstanding at beginning of period	42,229,316	43,844,542
Shares sold	345,974	1,329,558
Shares issued in tax-free reorganization	—	5,009,687
Shares issued to shareholders in reinvestment of distributions	348,655	644,923
Shares redeemed	(2,872,754)	(8,599,394)
Net increase (decrease) in Class A shares	(2,178,125)	(1,615,226)
Shares outstanding at end of period	40,051,191	42,229,316
Class B Shares outstanding at beginning of period	725,636	777,803
Shares sold	38,213	124,580
Shares issued to shareholders in reinvestment of distributions	3,749	9,421
Shares redeemed	(81,173)	(186,168)
Net increase (decrease) in Class B shares	(39,211)	(52,167)
Shares outstanding at end of period	686,425	725,636

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 16.93	$ 13.55	$ 20.41	$18.24	$ 16.90	$ 15.67
Income (loss) from investment operations: Net investment income (loss)[b]	.06	.14	.16	.17[e]	.13[d]	.10
Net realized and unrealized gain (loss)	(1.38)	3.43	(6.83)	2.12	1.31	1.29
Total from investment operations	(1.32)	3.57	(6.67)	2.29	1.44	1.39
Less distributions from: Net investment income	(.16)	(.19)	(.19)	(.12)	(.10)	(.16)
Net asset value, end of period	$ 15.45	$ 16.93	$ 13.55	$ 20.41	$ 18.24	$ 16.90
Total Return (%)[c]	(7.96)**	26.87	(32.98)	12.59	8.53[d]	8.96
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	619	715	594	1,058	1,131	1,031
Ratio of expenses before expense reductions (%)	.51*	.51	.50	.53	.52	.50
Ratio of expenses after expense reductions (%)	.50*	.49	.49	.52	.49	.49
Ratio of net investment income (loss) (%)	.66*	.98	.89	.86[e]	.73[d]	.61
Portfolio turnover rate (%)	20**	76	21	30	16	17

[a] For the six months ended June 30, 2010 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.007 per share and an increase in the ratio of net investment income of 0.04%. Excluding this non-recurring income, total return would have been 0.03% lower.

[e] Net investment income per share and ratio of net investment income include non-recurring dividend income amounting to $0.03 per share and 0.17% of average daily net assets, respectively.

* Annualized ** Not annualized

Class B Years Ended December 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 16.86	$ 13.49	$ 20.31	$ 18.15	$ 16.81	$ 15.59
Income (loss) from investment operations: Net investment income (loss)[b]	.03	.09	.10	.09[e]	.06[d]	.04
Net realized and unrealized gain (loss)	(1.38)	3.43	(6.81)	2.12	1.31	1.28
Total from investment operations	(1.35)	3.52	(6.71)	2.21	1.37	1.32
Less distributions from: Net investment income	(.10)	(.15)	(.11)	(.05)	(.03)	(.10)
Net asset value, end of period	$ 15.41	$ 16.86	$ 13.49	$ 20.31	$ 18.15	$ 16.81
Total Return (%)[c]	(8.12)**	26.49	(33.20)	12.18	8.17[d]	8.51
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	11	12	10	19	107	73
Ratio of expenses before expense reductions (%)	.85*	.85	.85	.94	.91	.89
Ratio of expenses after expense reductions (%)	.83*	.82	.82	.90	.86	.86
Ratio of net investment income (loss) (%)	.33*	.65	.56	.48[e]	.36[d]	.24
Portfolio turnover rate (%)	20**	76	21	30	16	17

[a] For the six months ended June 30, 2010 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.007 per share and an increase in the ratio of net investment income of 0.04%. Excluding this non-recurring income, total return would have been 0.03% lower.

[e] Net investment income per share and ratio of net investment income include non-recurring dividend income amounting to $0.03 per share and 0.17% of average daily net assets, respectively.

* Annualized ** Not annualized

Performance Summary June 30, 2010

DWS Global Opportunities VIP

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The gross expense ratios of the Portfolio, as stated in the fee table of the prospectus dated May 1, 2010 are 1.11% and 1.42% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Portfolio returns during all periods shown reflect a fee waiver and/or reimbursement. Without this waiver/reimbursement, returns would have been lower.

Risk Considerations

Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Stocks of smaller companies involve greater risk than securities of larger, more-established companies. Stocks may decline in value. See the prospectus for details.

Growth of an Assumed $10,000 Investment
[] DWS Global Opportunities VIP — Class A [] S&P® Developed SmallCap Index

The S&P® Developed SmallCap Index is an unmanaged index of small-capitalization stocks within 26 countries around the globe.

Index returns assume the reinvestment of dividends net of withholding tax and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results
DWS Global Opportunities VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$9,666	$11,959	$7,188	$10,814	$11,558
	Average annual total return	-3.34%	19.59%	-10.42%	1.58%	1.46%
S&P Developed SmallCap Index	Growth of $10,000	$9,581	$11,909	$7,125	$11,007	$15,623
	Average annual total return	-4.19%	19.09%	-10.69%	1.94%	4.56%
DWS Global Opportunities VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$9,657	$11,934	$7,110	$10,662	$11,255
	Average annual total return	-3.43%	19.34%	-10.75%	1.29%	1.19%
S&P Developed SmallCap Index	Growth of $10,000	$9,581	$11,909	$7,125	$11,007	$15,623
	Average annual total return	-4.19%	19.09%	-10.69%	1.94%	4.56%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.

Information About Your Portfolio's Expenses

DWS Global Opportunities VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Portfolio limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2010 to June 30, 2010).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2010
Actual Portfolio Return	Class A	Class B
Beginning Account Value 1/1/10	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/10	$ 966.60	$ 965.70
Expenses Paid per $1,000*	$ 5.17	$ 6.14
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/10	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/10	$ 1,019.54	$ 1,018.55
Expenses Paid per $1,000*	$ 5.31	$ 6.31

* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class A	Class B
DWS Variable Series I — DWS Global Opportunities VIP	1.06%	1.26%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Portfolio Summary

DWS Global Opportunities VIP

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/10	12/31/09

Common Stocks	95%	97%
Cash Equivalents	4%	2%
Participatory Notes	1%	1%
	100%	100%
Geographical Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/10	12/31/09

United States	42%	40%
Continental Europe	24%	27%
Pacific Basin	11%	13%
United Kingdom	9%	7%
Japan	8%	8%
Latin America	2%	1%
Canada	1%	2%
Africa	1%	—
Australia	1%	1%
Other	1%	1%
	100%	100%
Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/10	12/31/09

Industrials	21%	18%
Health Care	18%	16%
Consumer Discretionary	17%	16%
Information Technology	15%	16%
Financials	11%	12%
Energy	7%	10%
Materials	6%	6%
Consumer Staples	5%	5%
Utilities	0%	1%
	100%	100%

Asset allocation, geographical diversification and sector diversification are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 45.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A complete list of the portfolio holdings of the Portfolio is also posted on www.dws-investments.com from time to time. Please see the Portfolio's current prospectus for more information.

Investment Portfolio June 30, 2010 (Unaudited)

DWS Global Opportunities VIP

	Shares	Value ($)

Common Stocks 95.8%
Australia 0.6%
Austal Ltd. (Cost $799,122)	418,324	766,496
Austria 0.4%
Wienerberger AG* (a) (Cost $432,634)	40,065	488,551
Bermuda 0.6%
Lazard Ltd. "A" (Cost $666,344)	27,300	729,183
Brazil 1.6%
Diagnosticos da America SA	130,000	1,223,656
Fleury SA*	74,300	822,857
(Cost $1,438,096)		2,046,513
Canada 1.3%
North American Palladium Ltd.* (a)	117,500	365,425
SunOpta, Inc.*	286,300	1,253,994
(Cost $3,109,273)		1,619,419
Channel Islands 0.9%
Randgold Resources Ltd. (ADR) (b) (Cost $735,052)	11,800	1,118,050
China 2.6%
hiSoft Technology International Ltd. (ADR)*	61,600	640,640
Minth Group Ltd.	1,105,800	1,308,195
VanceInfo Technologies, Inc. (ADR)*	61,000	1,420,080
(Cost $1,558,764)		3,368,915
Cyprus 0.3%
Prosafe SE (c) (Cost $681,555)	104,343	415,439
France 2.5%
Financiere Marc de Lacharriere SA	12,200	466,976
Flamel Technologies SA (ADR)* (a)	169,600	1,180,416
JC Decaux SA*	45,071	1,044,019
Meetic	19,827	503,743
(Cost $4,512,650)		3,195,154
Germany 5.4%
Fresenius Medical Care AG & Co. KGaA	76,307	4,128,183
M.A.X. Automation AG	261,915	871,785
Rational AG	7,284	1,124,946
United Internet AG (Registered)	78,543	863,643
(Cost $2,735,625)		6,988,557
Gibraltar 0.5%
PartyGaming PLC* (Cost $887,555)	214,906	681,710
Greece 0.5%
Hellenic Exchanges SA	61,000	321,457
Jumbo SA	52,382	317,395
(Cost $1,606,785)		638,852
Hong Kong 6.1%
Dah Sing Banking Group Ltd.*	555,400	714,345
K Wah International Holdings Ltd.	2,450,000	757,206
Kingboard Chemical Holdings Ltd.	321,140	1,374,657
Midland Holdings Ltd.	1,998,357	1,633,449
REXLot Holdings Ltd. (d)	14,450,000	1,318,567
Shui On Construction & Materials Ltd.	522,000	572,086
	Shares	Value ($)

Wing Hang Bank Ltd.	158,200	1,548,936
(Cost $5,215,881)		7,919,246
Ireland 4.4%
C&C Group PLC (e)	149,879	586,901
C&C Group PLC (e)	185,737	730,627
ICON PLC (ADR)*	44,900	1,297,161
Norkom Group PLC*	292,633	470,009
Paddy Power PLC	39,555	1,228,186
Ryanair Holdings PLC* (e)	2,200	9,607
Ryanair Holdings PLC* (e)	312,536	1,368,300
(Cost $4,121,744)		5,690,791
Italy 0.5%
Prysmian SpA (Cost $837,686)	46,571	669,020
Japan 7.6%
Daiseki Co., Ltd. (a)	42,700	883,803
FP Corp.	13,300	691,650
Internet Initiative Japan, Inc. (a)	332	976,083
Kakaku.com, Inc.	193	797,819
M3, Inc. (a)	228	915,054
MISUMI Group, Inc.	60,600	1,116,952
Nidec Corp.	15,500	1,298,187
Nippon Seiki Co., Ltd.	67,000	731,731
Nitori Co., Ltd.	11,600	998,436
Universal Entertainment Corp.* (a)	77,200	1,396,488
(Cost $7,512,562)		9,806,203
Korea 0.7%
S&T Dynamics Co., Ltd. (Cost $741,138)	60,890	925,527
Luxembourg 0.7%
L'Occitane International SA* (Cost $760,220)	387,500	844,977
Netherlands 4.0%
Brunel International NV	23,026	652,614
Chicago Bridge & Iron Co. NV (NY Registered Shares)*	48,500	912,285
Koninklijke Vopak NV	36,853	1,352,462
QIAGEN NV* (a)	62,600	1,212,657
SBM Offshore NV	74,639	1,065,171
(Cost $3,921,707)		5,195,189
Singapore 1.1%
Venture Corp., Ltd. (Cost $851,930)	221,000	1,402,019
South Africa 0.9%
Life Healthcare Group Holdings Pte Ltd.*	298,705	527,355
Northam Platinum Ltd.	108,524	637,538
(Cost $1,517,016)		1,164,893
Spain 0.8%
Tecnicas Reunidas SA	14,090	635,912
Telvent GIT SA (NY Registered Shares)* (a)	25,400	424,180
(Cost $1,251,360)		1,060,092
Switzerland 1.2%
Advanced Digital Broadcast Holdings SA (ADB Group) (Registered)	11,700	398,784
Partners Group Holding AG	9,900	1,194,608
(Cost $1,103,006)		1,593,392
	Shares	Value ($)

Taiwan 0.5%
Nan Ya Printed Circuit Board Corp. (Cost $725,068)	164,000	664,514
Thailand 0.6%
Kiatnakin Bank PCL (Cost $769,666)	913,600	768,620
United Arab Emirates 0.5%
Lamprell PLC (Cost $670,976)	220,696	702,346
United Kingdom 8.8%
Aegis Group PLC	277,722	440,153
ARM Holdings PLC	450,227	1,862,767
Ashmore Group PLC	317,788	1,143,370
Babcock International Group PLC (a)	180,919	1,604,006
Burberry Group PLC	65,480	738,380
Domino's Pizza UK & IRL PLC	126,845	711,722
ICAP PLC	98,470	590,250
John Wood Group PLC	122,820	571,092
Michael Page International PLC	190,557	1,051,831
Northgate PLC*	176,640	454,501
Rotork PLC	46,454	877,955
Serco Group PLC	149,780	1,304,728
(Cost $9,515,424)		11,350,755
United States 40.2%
Accuray, Inc.*	89,500	593,385
Advance Auto Parts, Inc.	18,150	910,767
Aecom Technology Corp.*	48,468	1,117,672
Aeropostale, Inc.*	54,050	1,547,992
Affiliated Managers Group, Inc.*	10,000	607,700
Allegheny Energy, Inc.	11,600	239,888
Alpha Natural Resources, Inc.*	25,400	860,298
athenahealth, Inc.* (a)	20,100	525,213
Atlas Air Worldwide Holdings, Inc.*	27,000	1,282,500
BE Aerospace, Inc.*	42,000	1,068,060
BorgWarner, Inc.*	19,500	728,130
Cameron International Corp.*	19,200	624,384
Carter's, Inc.*	41,900	1,099,875
Central European Distribution Corp.* (f)	31,300	669,194
Cliffs Natural Resources, Inc.	17,700	834,732
Darling International, Inc.*	84,100	631,591
Deckers Outdoor Corp.*	11,000	1,571,570
Diamond Foods, Inc. (a)	35,100	1,442,610
Dresser-Rand Group, Inc.*	31,400	990,670
EnerNOC, Inc.* (a)	27,700	870,888
EXCO Resources, Inc.	43,000	628,230
FSI International, Inc.*	85,100	356,569
FTI Consulting, Inc.* (a)	38,850	1,693,472
Genoptix, Inc.*	15,100	259,720
Green Mountain Coffee Roasters, Inc.*	34,350	882,795
Guess?, Inc.	22,700	709,148
Harris Corp.	23,500	978,775
iGATE Corp.	63,900	819,198
Itron, Inc.*	26,900	1,662,958
Jarden Corp.	23,400	628,758
Jefferies Group, Inc. (a)	56,400	1,188,912
Joy Global, Inc.	22,075	1,105,737
Lam Research Corp.*	20,300	772,618
Lexmark International, Inc. "A"* (a)	17,700	584,631
Life Technologies Corp.*	28,200	1,332,450
	Shares	Value ($)

Martin Marietta Materials, Inc. (a)	8,500	720,885
Merge Healthcare, Inc.*	150,025	439,573
Metabolix, Inc.* (a)	45,800	655,398
NIC, Inc.	102,000	653,820
Northern Oil & Gas, Inc.* (a)	52,400	672,816
NxStage Medical, Inc.*	115,900	1,719,956
Owens & Minor, Inc.	43,650	1,238,787
Owens-Illinois, Inc.*	25,800	682,410
Prosperity Bancshares, Inc. (a)	25,700	893,075
Questcor Pharmaceuticals, Inc.*	65,000	663,650
Rovi Corp.*	23,300	883,303
Schawk, Inc.	30,200	451,490
Schweitzer-Mauduit International, Inc.	33,200	1,674,940
Somanetics Corp.*	27,500	686,125
Stericycle, Inc.* (a)	17,600	1,154,208
Thoratec Corp.* (a)	52,300	2,234,779
TiVo, Inc.*	64,100	473,058
Ultra Petroleum Corp.*	29,400	1,300,950
Urban Outfitters, Inc.*	42,100	1,447,819
Vista Gold Corp.* (a)	104,400	177,480
VIVUS, Inc.* (a)	74,100	711,360
Waddell & Reed Financial, Inc. "A"	26,800	586,384
(Cost $38,192,320)		51,943,356
Total Common Stocks (Cost $96,871,159)		123,757,779

Participatory Note 0.6%
Indonesia
PT AKR Corporindo Tbk (issuer Merrill Lynch International & Co.), Expiration Date 11/6/2014* (Cost $725,992)	6,135,000	718,408

Warrants 0.0%
Hong Kong
Kingboard Chemical Holdings Ltd. Expiration Date 10/31/2012* (Cost $0)	39,014	17,536

Securities Lending Collateral 12.6%
Daily Assets Fund Institutional, 0.27% (g) (h) (Cost $16,291,582)	16,291,582	16,291,582

Cash Equivalents 4.4%
Central Cash Management Fund, 0.21% (g) (Cost $5,689,236)	5,689,236	5,689,236
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $119,577,969)+	113.4	146,474,541
Other Assets and Liabilities, Net	(13.4)	(17,363,126)
Net Assets	100.0	129,111,415

* Non-income producing security.

+ The cost for federal income tax purposes was $120,906,280. At June 30, 2010, net unrealized appreciation for all securities based on tax cost was $25,568,261. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $36,885,352 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,317,091.

(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2010 amounted to $15,620,403, which is 12.1% of net assets.

(b) Security is listed in country of domicile. Significant business activities of the company are in Africa.

(c) Security is listed in country of domicile. Significant business activities of the company are in Norway.

(d) Security is listed in country of domicile. Significant business activities of the company are in China.

(e) Securities with the same description are the same corporate entity but trade on different stock exchanges.

(f) Security is listed in country of domicile. Sigificant business activities of the company are in Poland.

(g) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(h) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks & Warrants
Australia	$ —	$ 766,496	$ —	$ 766,496
Austria	—	488,551	—	488,551
Bermuda	729,183	—	—	729,183
Brazil	2,046,513	—	—	2,046,513
Canada	1,619,419	—	—	1,619,419
Channel Islands	1,118,050	—	—	1,118,050
China	2,060,720	1,308,195	—	3,368,915
Cyprus	—	415,439	—	415,439
France	1,180,416	2,014,738	—	3,195,154
Germany	—	6,988,557	—	6,988,557
Gibraltar	—	681,710	—	681,710
Greece	—	638,852	—	638,852
Hong Kong	—	7,936,782	—	7,936,782
Ireland	1,297,161	4,393,630	—	5,690,791
Italy	—	669,020	—	669,020
Japan	—	9,806,203	—	9,806,203
Korea	—	925,527	—	925,527
Luxembourg	—	844,977	—	844,977
Netherlands	912,285	4,282,904	—	5,195,189
Singapore	—	1,402,019	—	1,402,019
South Africa	—	1,164,893	—	1,164,893
Spain	424,180	635,912	—	1,060,092
Switzerland	—	1,593,392	—	1,593,392
Taiwan	—	664,514	—	664,514
Thailand	—	768,620	—	768,620
United Arab Emirates	—	702,346	—	702,346
United Kingdom	—	11,350,755	—	11,350,755
United States	51,943,356	—	—	51,943,356
Participatory Note	—	718,408	—	718,408
Short-Term Investments (i)	21,980,818	—	—	21,980,818
Total	$ 85,312,101	$ 61,162,440	$ —	$ 146,474,541

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended June 30, 2010.

(i) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of June 30, 2010 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $97,597,151), including $15,620,403 of securities loaned	$ 124,493,723
Investment in Daily Assets Fund Institutional (cost $16,291,582)*	16,291,582
Investment in Central Cash Management Fund (cost $5,689,236)	5,689,236
Total investments, at value (cost $119,577,969)	146,474,541
Foreign currency, at value (cost $8,859)	8,756
Receivable for Portfolio shares sold	8,038
Interest receivable	9,072
Dividends receivable	126,434
Foreign taxes recoverable	50,794
Other assets	874
Total assets	146,678,509
Liabilities
Payable for investments purchased	823,950
Payable upon return of securities loaned	16,291,582
Payable for Portfolio shares redeemed	301,977
Accrued management fee	79,770
Accrued distribution service fee (Class B)	427
Other accrued expenses and payables	69,388
Total liabilities	17,567,094
Net assets, at value	$ 129,111,415
Net Assets Consist of
Undistributed net investment income	81,325
Net unrealized appreciation (depreciation) on: Investments	26,896,572
Foreign currency	(876)
Accumulated net realized gain (loss)	(17,065,252)
Paid-in capital	119,199,646
Net assets, at value	$ 129,111,415
Class A Net Asset Value, offering and redemption price per share ($127,109,491 ÷ 11,658,827 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.90
Class B Net Asset Value, offering and redemption price per share ($2,001,924 ÷ 186,621 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.73

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended June 30, 2010 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $79,587)	$ 1,184,659
Income distributions — Central Cash Management Fund	3,097
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	57,913
Total Income	1,245,669
Expenses: Management fee	631,935
Administration fee	71,004
Services to shareholders	3,567
Custodian fee	26,948
Distribution service fee (Class B)	6,224
Professional fees	29,101
Trustees' fees and expenses	5,100
Reports to shareholders	24,106
Other	11,229
Total expenses before expense reductions	809,214
Expense reductions	(51,578)
Total expenses after expense reductions	757,636
Net investment income (loss)	488,033
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	6,276,674
Foreign currency	(79,719)
6,196,955
Change in net unrealized appreciation (depreciation) on: Investments	(10,937,739)
Foreign currency	(2,144)
(10,939,883)
Net gain (loss)	(4,742,928)
Net increase (decrease) in net assets resulting from operations	$ (4,254,895)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Operations: Net investment income (loss)	$ 488,033	$ 582,620
Net realized gain (loss)	6,196,955	(7,267,367)
Change in net unrealized appreciation (depreciation)	(10,939,883)	55,600,054
Net increase (decrease) in net assets resulting from operations	(4,254,895)	48,915,307
Distributions to shareholders from: Net investment income: Class A	(567,314)	(2,053,958)
Class B	(5,306)	(80,052)
Total distributions	(572,620)	(2,134,010)
Portfolio share transactions: Class A Proceeds from shares sold	5,298,638	8,747,386
Reinvestment of distributions	567,314	2,053,958
Cost of shares redeemed	(12,898,068)	(33,699,813)
Net increase (decrease) in net assets from Class A share transactions	(7,032,116)	(22,898,469)
Class B Proceeds from shares sold	202,265	692,203
Reinvestment of distributions	5,306	80,052
Cost of shares redeemed	(4,958,487)	(1,476,946)
Net increase (decrease) in net assets from Class B share transactions	(4,750,916)	(704,691)
Increase (decrease) in net assets	(16,610,547)	23,178,137
Net assets at beginning of period	145,721,962	122,543,825
Net assets at end of period (including undistributed net investment income of $81,325 and $165,912, respectively)	$ 129,111,415	$ 145,721,962
Other Information
Class A Shares outstanding at beginning of period	12,301,988	15,069,861
Shares sold	450,206	905,526
Shares issued to shareholders in reinvestment of distributions	46,236	264,685
Shares redeemed	(1,139,603)	(3,938,084)
Net increase (decrease) in Class A shares	(643,161)	(2,767,873)
Shares outstanding at end of period	11,658,827	12,301,988
Class B Shares outstanding at beginning of period	586,186	669,567
Shares sold	17,308	75,308
Shares issued to shareholders in reinvestment of distributions	439	10,492
Shares redeemed	(417,312)	(169,181)
Net increase (decrease) in Class B shares	(399,565)	(83,381)
Shares outstanding at end of period	186,621	586,186

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 11.32	$ 7.79	$ 18.28	$ 18.15	$ 15.00	$ 12.77
Income (loss) from investment operations: Net investment income (loss)[b]	.04	.04	.20[e]	.08[e]	.03[d]	.04
Net realized and unrealized gain (loss)	(.41)	3.64	(8.18)	1.61	3.28	2.27
Total from investment operations	(.37)	3.68	(7.98)	1.69	3.31	2.31
Less distributions from: Net investment income	(.05)	(.15)	(.04)	(.23)	(.16)	(.08)
Net realized gains	—	—	(2.47)	(1.33)	—	—
Total distributions	(.05)	(.15)	(2.51)	(1.56)	(.16)	(.08)
Net asset value, end of period	$ 10.90	$ 11.32	$ 7.79	$ 18.28	$ 18.15	$ 15.00
Total Return (%)	(3.34)c**	48.20[c]	(49.96)[c]	9.33[c]	22.08[d]	18.19
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	127	139	117	310	331	285
Ratio of expenses before expense reductions (%)	1.13*	1.11	1.11	1.14	1.12	1.17
Ratio of expenses after expense reductions (%)	1.06*	.99	.99	1.12	1.12	1.17
Ratio of net investment income (loss) (%)	.69*	.47	1.53[e]	.45[e]	.16[d]	.32
Portfolio turnover rate (%)	20**	53	21	19	28	30

[a] For the six months ended June 30, 2010 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.002 per share and an increase in the ratio of net investment income of 0.01%. Excluding this non-recurring income, total return would have been 0.01% lower.

[e] Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.05 and $0.02 per share and 0.37% and 0.09% of average daily net assets for the years ended December 31, 2008 and 2007, respectively.

* Annualized

** Not annualized

Class B Years Ended December 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 11.11	$ 7.65	$ 18.03	$ 17.93	$ 14.84	$ 12.62
Income (loss) from investment operations: Net investment income (loss)[b]	.03	.02	.16[f]	.01[f]	(.00)[c,e]	.03
Net realized and unrealized gain (loss)	(.40)	3.57	(8.07)	1.61	3.24	2.24
Total from investment operations	(.37)	3.59	(7.91)	1.62	3.24	2.27
Less distributions from: Net investment income	(.01)	(.13)	—	(.19)	(.15)	(.05)
Net realized gains	—	—	(2.47)	(1.33)	—	—
Total distributions	(.01)	(.13)	(2.47)	(1.52)	(.15)	(.05)
Net asset value, end of period	$ 10.73	$ 11.11	$ 7.65	$ 18.03	$ 17.93	$ 14.84
Total Return (%)[d]	(3.43)**	47.66	(50.16)	8.92	21.88[e]	18.06
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	7	5	12	37	33
Ratio of expenses before expense reductions (%)	1.33*	1.42	1.42	1.53	1.51	1.54
Ratio of expenses after expense reductions (%)	1.26*	1.30	1.30	1.50	1.31	1.24
Ratio of net investment income (loss) (%)	.49*	.16	1.21[f]	.07[f]	(.03)[e]	.25
Portfolio turnover rate (%)	20**	53	21	19	28	30

[a] For the six months ended June 30, 2010 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Amount is less than $.005.

[d] Total return would have been lower had certain expenses not been reduced.

[e] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.002 per share and an increase in the ratio of net investment income of 0.01%. Excluding this non-recurring income, total return would have been 0.01% lower.

[f] Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.05 and $0.02 per share and 0.37% and 0.09% of average daily net assets for the years ended December 31, 2008 and 2007, respectively.

* Annualized

** Not annualized

Performance Summary June 30, 2010

DWS International VIP

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The gross expense ratios of the Portfolio, as stated in the fee table of the prospectus dated May 1, 2010 are 0.96% and 1.24% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Portfolio returns during all periods shown reflect a fee waiver and/or reimbursement. Without this waiver/reimbursement, returns would have been lower.

Risk Considerations

Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Stocks may decline in value. See the prospectus for details.

Growth of an Assumed $10,000 Investment
[] DWS International VIP — Class A [] MSCI EAFE® Index

The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE®) Index is an unmanaged index that tracks international stock performance in the 21 developed markets in Europe, Australasia and the Far East. The index is calculated using closing local market prices and translates into US dollars using the London close foreign exchange rates.

Index returns assume the reinvestment of dividends net of withholding tax and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results
DWS International VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$8,407	$10,442	$6,047	$9,764	$7,193
	Average annual total return	-15.93%	4.42%	-15.44%	-0.48%	-3.24%
MSCI EAFE® Index	Growth of $10,000	$8,677	$10,592	$6,499	$10,446	$10,164
	Average annual total return	-13.23%	5.92%	-13.38%	0.88%	0.16%
DWS International VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$8,395	$10,412	$5,993	$9,616	$7,009
	Average annual total return	-16.05%	4.12%	-15.69%	-0.78%	-3.49%
MSCI EAFE® Index	Growth of $10,000	$8,677	$10,592	$6,499	$10,446	$10,164
	Average annual total return	-13.23%	5.92%	-13.38%	0.88%	0.16%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.

Information About Your Portfolio's Expenses

DWS International VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Portfolio limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2010 to June 30, 2010).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2010
Actual Portfolio Return	Class A	Class B
Beginning Account Value 1/1/10	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/10	$ 840.70	$ 839.50
Expenses Paid per $1,000*	$ 4.47	$ 5.70
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/10	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/10	$ 1,019.93	$ 1,018.60
Expenses Paid per $1,000*	$ 4.91	$ 6.26

* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class A	Class B
DWS Variable Series I — DWS International VIP	.98%	1.25%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Portfolio Summary

DWS International VIP

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/10	12/31/09

Common Stocks	91%	93%
Cash Equivalents	5%	4%
Exchange-Traded Funds	4%	3%
	100%	100%
Geographical Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/10	12/31/09

Continental Europe	60%	63%
Japan	23%	18%
United Kingdom	13%	9%
Australia	4%	4%
Pacific Basin	—	6%
	100%	100%
Sector Diversification (As a % of Common Stocks and Rights)	6/30/10	12/31/09

Industrials	21%	13%
Materials	16%	15%
Consumer Staples	13%	5%
Consumer Discretionary	13%	9%
Energy	11%	13%
Information Technology	7%	3%
Financials	7%	24%
Utilities	5%	5%
Telecommunication Services	4%	5%
Health Care	3%	8%
	100%	100%

Asset allocation, geographical diversification and sector diversification are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 58.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A complete list of the portfolio holdings of the Portfolio is also posted on www.dws-investments.com from time to time. Please see the Portfolio's current prospectus for more information.

Investment Portfolio June 30, 2010 (Unaudited)

DWS International VIP

	Shares	Value ($)

Common Stocks 87.4%
Australia 3.4%
BHP Billiton Ltd.	171,588	5,336,362
Woodside Petroleum Ltd.	113,178	3,947,535
(Cost $8,988,135)		9,283,897
Belgium 0.3%
Belgacom SA (Cost $768,040)	23,824	749,976
Denmark 2.8%
A P Moller-Maersk AS "B"	796	6,241,199
Carlsberg AS "B"	16,726	1,271,634
(Cost $7,172,585)		7,512,833
Finland 2.6%
Fortum Oyj (Cost $10,590,679)	326,215	7,181,358
France 11.6%
Air Liquide SA	51,248	5,147,452
Atos Origin SA*	32,502	1,298,145
AXA SA	121,797	1,847,159
BNP Paribas	92,068	4,915,916
Bouygues SA	67,879	2,599,972
Cap Gemini	143,928	6,288,236
Carrefour SA	70,584	2,786,910
Compagnie de Saint-Gobain	70,351	2,597,568
Sanofi-Aventis	23,088	1,392,273
Vinci SA	63,130	2,599,570
(Cost $35,323,752)		31,473,201
Germany 16.4%
Allianz SE (Registered)	44,236	4,392,477
BASF SE	121,711	6,640,134
Bayerische Motoren Werke (BMW) AG	141,676	6,852,616
E.ON AG	106,749	2,873,658
Fresenius Medical Care AG & Co. KGaA	19,661	1,063,653
HeidelbergCement AG	88,400	4,210,536
Linde AG	49,445	5,191,854
MAN SE	50,213	4,139,665
RWE AG	20,883	1,361,165
Siemens AG (Registered)	86,478	7,738,648
(Cost $45,687,595)		44,464,406
Ireland 0.7%
CRH PLC (b)	51,475	1,077,411
CRH PLC (b)	37,493	762,458
(Cost $1,912,190)		1,839,869
Italy 5.2%
Atlantia SpA	78,476	1,391,270
Eni SpA	144,820	2,658,479
Fiat SpA	381,998	3,931,439
Prysmian SpA	250,628	3,600,420
Saipem SpA	82,877	2,518,700
(Cost $16,118,244)		14,100,308
Japan 17.0%
Canon, Inc.	127,266	4,744,869
FANUC Ltd.	47,888	5,372,557
Komatsu Ltd.	266,442	4,814,625
Mitsubishi Corp.	189,680	3,952,517
Mitsubishi UFJ Financial Group, Inc.	303,953	1,377,868
	Shares	Value ($)

Mitsui O.S.K Lines Ltd.	241,890	1,596,328
Nintendo Co., Ltd.	19,966	5,816,022
NTT DoCoMo, Inc.	1,898	2,870,211
Panasonic Corp.	181,442	2,265,636
Seven & I Holdings Co., Ltd.	144,949	3,325,749
Shin-Etsu Chemical Co., Ltd.	86,920	4,043,718
Sumitomo Mitsui Financial Group, Inc.	38,113	1,075,956
Yamada Denki Co., Ltd.	74,793	4,882,525
(Cost $47,181,483)		46,138,581
Netherlands 3.5%
Koninklijke Ahold NV	230,880	2,859,279
Royal Dutch Shell PLC "A"	264,431	6,677,800
(Cost $10,857,776)		9,537,079
Norway 2.1%
Statoil ASA (Cost $6,911,364)	302,672	5,837,604
Russia 0.8%
Sberbank (Cost $1,016,739)	859,923	2,062,501
Sweden 1.9%
Alfa Laval AB	107,118	1,383,613
Hennes & Mauritz AB "B"	132,794	3,651,508
(Cost $4,273,899)		5,035,121
Switzerland 7.1%
Compagnie Financiere Richemont SA "A"	72,432	2,519,952
Holcim Ltd. (Registered)	69,359	4,642,691
Nestle SA (Registered)	162,079	7,820,307
SGS SA (Registered)	2,107	2,836,812
Swatch Group AG (Bearer)	5,387	1,507,620
(Cost $16,912,861)		19,327,382
United Kingdom 12.0%
AMEC PLC	412,420	5,027,620
British American Tobacco PLC	224,630	7,112,866
Diageo PLC	212,633	3,331,760
GlaxoSmithKline PLC	224,876	3,811,014
Lloyds Banking Group PLC*	868,973	689,466
Unilever PLC	77,169	2,056,649
Vodafone Group PLC	2,929,840	6,071,274
WPP PLC	489,349	4,601,730
(Cost $34,404,380)		32,702,379
Total Common Stocks (Cost $248,119,721)		237,246,495

Exchange-Traded Fund 4.3%
Japan
iShares MSCI Japan Index Fund (a) (Cost $14,325,710)	1,257,210	11,566,332

Securities Lending Collateral 1.7%
Daily Asset Fund Institutional, 0.27% (c) (d) (Cost $4,750,000)	4,750,000	4,750,000

Cash Equivalents 4.9%
Central Cash Management Fund, 0.21% (c) (Cost $13,308,798)	13,308,798	13,308,798
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $280,504,229)+	98.3	266,871,625
Other Assets and Liabilities, Net	1.7	4,667,233
Net Assets	100.0	271,538,858

* Non-income producing security.

+ The cost for federal income tax purposes was $287,651,153. At June 30, 2010, net unrealized depreciation for all securities based on tax cost was $20,779,528. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $14,574,796 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $35,354,324.

(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2010 amounted to $4,600,000, which is 1.7% of net assets.

(b) Securities with the same description are the same corporate entity but trade on different stock exchanges.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

MSCI: Morgan Stanley Capital International

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$ —	$ 9,283,897	$ —	$ 9,283,897
Belgium	—	749,976	—	749,976
Denmark	—	7,512,833	—	7,512,833
Finland	—	7,181,358	—	7,181,358
France	—	31,473,201	—	31,473,201
Germany	—	44,464,406	—	44,464,406
Ireland	—	1,839,869	—	1,839,869
Italy	—	14,100,308	—	14,100,308
Japan	—	46,138,581	—	46,138,581
Netherlands	—	9,537,079	—	9,537,079
Norway	—	5,837,604	—	5,837,604
Russia	—	2,062,501	—	2,062,501
Sweden	—	5,035,121	—	5,035,121
Switzerland	—	19,327,382	—	19,327,382
United Kingdom	—	32,702,379	—	32,702,379
Exchange-Traded Fund	11,566,332	—	—	11,566,332
Short-Term Investments (e)	18,058,798	—	—	18,058,798
Total	$ 29,625,130	$ 237,246,495	$ —	$ 266,871,625

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended June 30, 2010.

(e) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of June 30, 2010 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $262,445,431), including $4,600,000 of securities loaned	$ 248,812,827
Investment in Daily Assets Fund Institutional (cost $4,750,000)*	4,750,000
Investment in Central Cash Management Fund (cost $13,308,798)	13,308,798
Total investments, at value (cost $280,504,229)	266,871,625
Foreign currency, at value (cost $5,717,617)	5,656,773
Receivable for investments sold	10,961,232
Receivable for Portfolio shares sold	78,889
Interest receivable	54,366
Dividends receivable	554,655
Foreign taxes recoverable	260,415
Other assets	2,622
Total assets	284,440,577
Liabilities
Payable for investments purchased	7,782,583
Payable upon return of securities loaned	4,750,000
Payable for Portfolio shares redeemed	90,220
Accrued management fee	168,414
Accrued distribution service fee (Class B)	74
Other accrued expenses and payables	110,428
Total liabilities	12,901,719
Net assets, at value	$ 271,538,858
Net Assets Consist of
Undistributed net investment income	1,620,202
Net unrealized appreciation (depreciation) on: Investments	(13,632,604)
Foreign currency	125,700
Accumulated net realized gain (loss)	(153,509,382)
Paid-in capital	436,934,942
Net assets, at value	$ 271,538,858
Class A Net Asset Value, offering and redemption price per share ($271,194,222 ÷ 39,879,189 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 6.80
Class B Net Asset Value, offering and redemption price per share ($344,636 ÷ 50,566 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 6.82

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended June 30, 2010 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $702,127)	$ 5,314,916
Income distributions — Central Cash Management Fund	14,313
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	287,615
Total Income	5,616,844
Expenses: Management fee	1,247,908
Administration fee	157,963
Services to shareholders	12,238
Custodian fee	58,893
Distribution service fee (Class B)	530
Professional fees	29,524
Trustees' fees and expenses	8,715
Reports to shareholders	32,583
Other	19,618
Total expenses before expense reductions	1,567,972
Expense reductions	(12,879)
Total expenses after expense reductions	1,555,093
Net investment income (loss)	4,061,751
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	30,291,919
Foreign currency	(1,449,637)
28,842,282
Change in net unrealized appreciation (depreciation) on: Investments	(86,243,059)
Foreign currency	131,999
(86,111,060)
Net gain (loss)	(57,268,778)
Net increase (decrease) in net assets resulting from operations	$ (53,207,027)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Operations: Net investment income (loss)	$ 4,061,751	$ 5,093,925
Net realized gain (loss)	28,842,282	(62,986,953)
Change in net unrealized appreciation (depreciation)	(86,111,060)	145,310,993
Net increase (decrease) in net assets resulting from operations	(53,207,027)	87,417,965
Distributions to shareholders from: Net investment income: Class A	(6,697,099)	(13,459,468)
Class B	(8,035)	(17,118)
Total distributions	(6,705,134)	(13,476,586)
Portfolio share transactions: Class A Proceeds from shares sold	6,605,099	14,392,350
Reinvestment of distributions	6,697,099	13,459,468
Cost of shares redeemed	(26,245,279)	(55,084,882)
Net increase (decrease) in net assets from Class A share transactions	(12,943,081)	(27,233,064)
Class B Proceeds from shares sold	14,071	18,639
Reinvestment of distributions	8,035	17,118
Cost of shares redeemed	(64,288)	(67,424)
Net increase (decrease) in net assets from Class B share transactions	(42,182)	(31,667)
Increase (decrease) in net assets	(72,897,424)	46,676,648
Net assets at beginning of period	344,436,282	297,759,634
Net assets at end of period (including undistributed net investment income of $1,620,202 and $4,263,585, respectively)	$ 271,538,858	$ 344,436,282
Other Information
Class A Shares outstanding at beginning of period	41,648,336	45,605,566
Shares sold	746,098	2,028,682
Shares issued to shareholders in reinvestment of distributions	845,593	2,308,657
Shares redeemed	(3,360,838)	(8,294,569)
Net increase (decrease) in Class A shares	(1,769,147)	(3,957,230)
Shares outstanding at end of period	39,879,189	41,648,336
Class B Shares outstanding at beginning of period	56,405	60,497
Shares sold	1,766	2,856
Shares issued to shareholders in reinvestment of distributions	1,012	2,931
Shares redeemed	(8,617)	(9,879)
Net increase (decrease) in Class B shares	(5,839)	(4,092)
Shares outstanding at end of period	50,566	56,405

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 8.26	$ 6.52	$ 15.01	$ 13.42	$ 10.85	$ 9.50
Income (loss) from investment operations: Net investment income (loss)[b]	.10	.12	.29[d]	.21[d]	.28[d]	.15
Net realized and unrealized gain (loss)	(1.39)	1.93	(6.46)	1.73	2.51	1.36
Total from investment operations	(1.29)	2.05	(6.17)	1.94	2.79	1.51
Less distributions from: Net investment income	(.17)	(.31)	(.17)	(.35)	(.22)	(.16)
Net realized gains	—	—	(2.15)	—	—	—
Total distributions	(.17)	(.31)	(2.32)	(.35)	(.22)	(.16)
Net asset value, end of period	$ 6.80	$ 8.26	$ 6.52	$ 15.01	$ 13.42	$ 10.85
Total Return (%)	(15.93)c**	33.52	(48.21)[c,e]	14.59	25.91	16.17
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	271	344	297	702	702	558
Ratio of expenses before expense reductions (%)	.99*	.94	1.01	.98	.98	1.02
Ratio of expenses after expense reductions (%)	.98*	.94	.97	.98	.98	1.02
Ratio of net investment income (loss) (%)	2.57*	1.69	2.74[d]	1.48[d]	2.32[d]	1.59
Portfolio turnover rate (%)	119**	81	123	108	105	59

[a] For the six months ended June 30, 2010 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.09, $0.05 and $0.11 per share and 0.82%, 0.33% and 0.92% of average daily net assets for the years ended December 31, 2008, 2007 and 2006, respectively.

[e] Includes a reimbursement from the Advisor to reimburse the effect of losses incurred as the result of certain operation errors during the period. Excluding this reimbursement, total return would have been 0.06% lower.

* Annualized

** Not annualized

Class B Years Ended December 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 8.26	$ 6.52	$ 14.98	$ 13.38	$ 10.82	$ 9.48
Income (loss) from investment operations: Net investment income (loss)[b]	.09	.10	.23[d]	.16[d]	.24[d]	.12
Net realized and unrealized gain (loss)	(1.38)	1.94	(6.43)	1.73	2.50	1.35
Total from investment operations	(1.29)	2.04	(6.20)	1.89	2.74	1.47
Less distributions from: Net investment income	(.15)	(.30)	(.11)	(.29)	(.18)	(.13)
Net realized gains	—	—	(2.15)	—	—	—
Total distributions	(.15)	(.30)	(2.26)	(.29)	(.18)	(.13)
Net asset value, end of period	$ 6.82	$ 8.26	$ 6.52	$ 14.98	$ 13.38	$ 10.82
Total Return (%)	(16.05)c**	32.89	(48.25)[c,e]	14.25[c]	25.44[c]	15.71[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.30	.50	.40	12	51	40
Ratio of expenses before expense reductions (%)	1.26*	1.22	1.33	1.41	1.37	1.41
Ratio of expenses after expense reductions (%)	1.25*	1.22	1.28	1.39	1.36	1.37
Ratio of net investment income (loss) (%)	2.30*	1.42	2.42[d]	1.07[d]	1.94[d]	1.24
Portfolio turnover rate (%)	119**	81	123	108	105	59

[a] For the six months ended June 30, 2010 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.09, $0.05 and $0.11 per share and 0.82%, 0.33% and 0.92% of average daily net assets for the years ended December 31, 2008, 2007 and 2006, respectively.

[e] Includes a reimbursement from the Advisor to reimburse the effect of losses incurred as the result of certain operation errors during the period. Excluding this reimbursement, total return would have been 0.06% lower.

* Annualized

** Not annualized

Performance Summary June 30, 2010

DWS Health Care VIP

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less then their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The gross expense ratios of the Portfolio, as stated in the fee table of the prospectus dated May 1, 2010 are 0.96% and 1.34% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Risk Considerations

Any portfolio that concentrates in a particular segment of the market will generally be more volatile than a portfolio that invests more broadly. Stocks may decline in value. See the prospectus for details.

Growth of an Assumed $10,000 Investment
[] DWS Health Care VIP — Class A [] S&P 500® Index [] S&P® North American Health Care Sector Index

The Standard & Poor's® 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P® North American Health Care Sector Index (name changed from The S&P GSSI Healthcare Sector Index, effective March 31, 2008) is an unmanaged, market-capitalization weighted index of 123 stocks designed to measure the performance of companies in the health care sector.

Index returns assume the reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results
DWS Health Care VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Portfolio*
Class A	Growth of $10,000	$9,318	$11,088	$9,234	$11,270	$13,682
	Average annual total return	-6.82%	10.88%	-2.62%	2.42%	3.47%
S&P 500 Index	Growth of $10,000	$9,335	$11,443	$7,336	$9,609	$9,827
	Average annual total return	-6.65%	14.43%	-9.81%	-0.79%	-0.19%
S&P North American Health Care Sector Index	Growth of $10,000	$9,319	$11,138	$8,860	$10,534	$11,819
	Average annual total return	-6.81%	11.38%	-3.96%	1.05%	1.84%
DWS Health Care VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Class**
Class B	Growth of $10,000	$9,291	$11,047	$9,120	$11,059	$16,445
	Average annual total return	-7.09%	10.47%	-3.02%	2.03%	6.42%
S&P 500 Index	Growth of $10,000	$9,335	$11,443	$7,336	$9,609	$12,200
	Average annual total return	-6.65%	14.43%	-9.81%	-0.79%	2.52%
S&P North American Health Care Sector Index	Growth of $10,000	$9,319	$11,138	$8,860	$10,534	$14,150
	Average annual total return	-6.81%	11.38%	-3.96%	1.05%	4.43%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.

* The Portfolio commenced operations on May 1, 2001. Index returns began on April 30, 2001.

** The Portfolio commenced offering Class B shares on July 1, 2002. Index returns began on June 30, 2002.

Information About Your Portfolio's Expenses

DWS Health Care VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2010 to June 30, 2010).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2010
Actual Portfolio Return	Class A	Class B
Beginning Account Value 1/1/10	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/10	$ 931.80	$ 929.10
Expenses Paid per $1,000*	$ 4.84	$ 6.51
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/10	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/10	$ 1,019.79	$ 1,018.05
Expenses Paid per $1,000*	$ 5.06	$ 6.80

* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class A	Class B
DWS Variable Series I — DWS Health Care VIP	1.01%	1.36%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Portfolio Summary

DWS Health Care VIP

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/10	12/31/09

Common Stocks	98%	100%
Cash Equivalents	2%	0%
	100%	100%
Industry Diversification (As a % of Common Stocks)	6/30/10	12/31/09

Pharmaceuticals	32%	34%
Biotechnology	23%	23%
Medical Supply & Specialty	19%	20%
Health Care Services	19%	17%
Life Sciences Equipment	7%	6%
	100%	100%

Asset allocation and industry diversification are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 69.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A complete list of the portfolio holdings of the Portfolio is also posted on www.dws-investments.com from time to time. Please see the Portfolio's current prospectus for more information.

Investment Portfolio June 30, 2010 (Unaudited)

DWS Health Care VIP

	Shares	Value ($)

Common Stocks 97.7%
Health Care 97.7%
Biotechnology 23.0%
Acorda Therapeutics, Inc.*	5,300	164,883
Alexion Pharmaceuticals, Inc.*	19,800	1,013,562
Allos Therapeutics, Inc.* (a)	22,300	136,699
AMAG Pharmaceuticals, Inc.* (a)	8,100	278,235
Amgen, Inc.*	26,450	1,391,270
Amylin Pharmaceuticals, Inc.* (a)	12,000	225,600
ArQule, Inc.* (a)	21,500	92,450
Biogen Idec, Inc.* (a)	9,520	451,724
BioMarin Pharmaceutical, Inc.* (a)	27,100	513,816
Celera Corp.*	32,700	214,185
Celgene Corp.*	21,760	1,105,843
Cepheid, Inc.* (a)	6,500	104,130
Dendreon Corp.*	4,900	158,417
Exelixis, Inc.* (a)	35,300	122,491
Gen-Probe, Inc.* (a)	5,900	267,978
Genzyme Corp.* (a)	11,400	578,778
Gilead Sciences, Inc.*	22,400	767,872
Halozyme Therapeutics, Inc.*	32,400	228,096
Human Genome Sciences, Inc.* (a)	14,400	326,304
ImmunoGen, Inc.* (a)	24,500	227,115
Immunomedics, Inc.* (a)	29,700	91,773
Incyte Corp.* (a)	36,700	406,269
InterMune, Inc.*	4,000	37,400
Myriad Genetics, Inc.*	6,900	103,155
Regeneron Pharmaceuticals, Inc.*	10,800	241,056
Savient Pharmaceuticals, Inc.* (a)	13,100	165,060
Theravance, Inc.* (a)	9,400	118,158
United Therapeutics Corp.*	8,700	424,647
Vertex Pharmaceuticals, Inc.* (a)	18,700	615,230
		10,572,196
Health Care Services 18.2%
Aetna, Inc.	16,400	432,632
Allscripts-Misys Healthcare Solutions, Inc.*	20,200	325,220
Cardinal Health, Inc.	14,100	473,901
Cerner Corp.* (a)	8,000	607,120
CIGNA Corp.	11,300	350,978
CVS Caremark Corp.	14,931	437,777
Express Scripts, Inc.*	19,600	921,592
Fresenius Medical Care AG & Co. KGaA	15,297	827,563
Genoptix, Inc.* (a)	7,200	123,840
Laboratory Corp. of America Holdings*	5,500	414,425
McKesson Corp.	14,700	987,252
MedAssets, Inc.* (a)	6,700	154,636
Medco Health Solutions, Inc.*	14,268	785,881
Quest Diagnostics, Inc.	6,200	308,574
UnitedHealth Group, Inc.	35,400	1,005,360
WellPoint, Inc.*	4,600	225,078
		8,381,829
	Shares	Value ($)

Life Sciences Tools & Services 6.6%
Illumina, Inc.* (a)	3,700	161,061
Life Technologies Corp.* (a)	18,129	856,595
Mettler-Toledo International, Inc.*	2,800	312,564
PerkinElmer, Inc.	13,300	274,911
Pharmaceutical Product Development, Inc.	11,600	294,756
Thermo Fisher Scientific, Inc.*	16,900	828,945
Waters Corp.*	4,300	278,210
		3,007,042
Medical Supply & Specialty 18.4%
Baxter International, Inc.	26,000	1,056,640
Beckman Coulter, Inc. (a)	4,100	247,189
Becton, Dickinson & Co.	9,800	662,676
C.R. Bard, Inc. (a)	4,700	364,391
Covidien PLC	22,976	923,176
Hologic, Inc.*	14,500	201,985
Kinetic Concepts, Inc.* (a)	7,100	259,221
Masimo Corp. (a)	5,400	128,574
Medtronic, Inc.	34,300	1,244,061
Owens & Minor, Inc. (a)	9,000	255,420
ResMed, Inc.* (a)	4,500	273,645
Sirona Dental Systems, Inc.*	6,500	226,460
Sonova Holding AG (Registered)	2,018	247,467
St. Jude Medical, Inc.*	16,500	595,485
Stryker Corp. (a)	10,900	545,654
Varian Medical Systems, Inc.* (a)	6,600	345,048
Wright Medical Group, Inc.* (a)	7,700	127,897
Zimmer Holdings, Inc.*	14,100	762,105
		8,467,094
Pharmaceuticals 31.5%
Abbott Laboratories	30,900	1,445,502
Allergan, Inc.	8,500	495,210
Ardea Biosciences, Inc.* (a)	7,300	150,088
Auxilium Pharmaceuticals, Inc.* (a)	6,100	143,350
Biovail Corp. (a)	26,300	506,012
Bristol-Myers Squibb Co.	42,500	1,059,950
Cardiome Pharma Corp.*	19,700	160,555
Eli Lilly & Co. (a)	14,600	489,100
Forest Laboratories, Inc.*	15,000	411,450
Furiex Pharmaceuticals, Inc.*	966	9,815
Inspire Pharmaceuticals, Inc.*	22,300	111,277
Johnson & Johnson	28,800	1,700,928
Merck & Co., Inc.	69,383	2,426,323
Mylan, Inc.* (a)	24,200	412,368
Novartis AG (Registered)	14,474	702,227
Pfizer, Inc.	153,050	2,182,493
Pharmasset, Inc.* (a)	4,100	112,094
Questcor Pharmaceuticals, Inc.* (a)	21,600	220,536
Roche Holding AG (Genusschein)	5,224	717,379
Salix Pharmaceuticals Ltd.* (a)	7,700	300,531
Shire PLC (ADR)	9,000	552,420
VIVUS, Inc.* (a)	18,200	174,719
		14,484,327
Total Common Stocks (Cost $36,844,046)		44,912,488
	Shares	Value ($)

Securities Lending Collateral 23.3%
Daily Assets Fund Institutional, 0.27% (b) (c) (Cost $10,688,893)	10,688,893	10,688,893

Cash Equivalents 2.5%
Central Cash Management Fund, 0.21% (b) (Cost $1,135,063)	1,135,063	1,135,063
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $48,668,002)+	123.5	56,736,444
Other Assets and Liabilities, Net	(23.5)	(10,795,272)
Net Assets	100.0	45,941,172

* Non-income producing security.

+ The cost for federal income tax purposes was $49,125,609. At June 30, 2010, net unrealized appreciation for all securities based on tax cost was $7,610,835. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,217,419 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,606,584.

(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2010 amounted to $10,337,134, which is 22.5% of net assets.

(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks Biotechnology	$ 10,572,196	$ —	$ —	$ 10,572,196
Health Care Services	7,554,266	827,563	—	8,381,829
Life Sciences Tools & Specialty	3,007,042	—	—	3,007,042
Medical Supply & Specialty	8,219,627	247,467	—	8,467,094
Pharmaceuticals	13,064,721	1,419,606	—	14,484,327
Short-Term Investments (d)	11,823,956	—	—	11,823,956
Total	$ 54,241,808	$ 2,494,636	$ —	$ 56,736,444

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended June 30, 2010.

(d) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of June 30, 2010 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $36,844,046), including $10,337,134 of securities loaned	$ 44,912,488
Investment in Daily Assets Fund Institutional (cost $10,688,893)*	10,688,893
Investment in Central Cash Management Fund (cost $1,135,063)	1,135,063
Total investments, at value (cost $48,668,002)	56,736,444
Cash	10,000
Foreign currency, at value (cost $286,221)	275,195
Interest receivable	1,623
Dividends receivable	56,660
Foreign taxes recoverable	14,703
Total assets	57,094,625
Liabilities
Payable for investments purchased	244,722
Payable upon return of securities loaned	10,688,893
Payable for Portfolio shares redeemed	114,466
Accrued management fee	25,706
Accrued distribution service fee (Class B)	578
Other accrued expenses and payables	79,088
Total liabilities	11,153,453
Net assets, at value	$ 45,941,172
Net Assets Consist of
Undistributed net investment income	146,995
Net unrealized appreciation (depreciation) on: Investments	8,068,442
Foreign currency	(11,740)
Accumulated net realized gain (loss)	(65,526)
Paid-in capital	37,803,001
Net assets, at value	$ 45,941,172
Class A Net Asset Value, offering and redemption price per share ($43,221,409 ÷ 4,425,986 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.77
Class B Net Asset Value, offering and redemption price per share ($2,719,763 ÷ 286,265 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.50

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended June 30, 2010 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $12,772)	$ 401,293
Income distributions — Central Cash Management Fund	612
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	8,813
Total Income	410,718
Expenses: Management fee	170,590
Administration fee	25,653
Services to shareholders	1,279
Record keeping fee (Class B)	1,489
Custodian fee	7,606
Distribution service fee (Class B)	3,752
Audit and tax fees	15,322
Legal fees	10,022
Trustees' fees and expenses	3,183
Reports to shareholders	16,386
Other	8,441
Total expenses	263,723
Net investment income	146,995
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	413,526
Foreign currency	(7,315)
406,211
Change in net unrealized appreciation (depreciation) on: Investments	(3,909,477)
Foreign currency	(7,612)
(3,917,089)
Net gain (loss)	(3,510,878)
Net increase (decrease) in net assets resulting from operations	$ (3,363,883)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Operations: Net investment income	$ 146,995	$ (54,312)
Net realized gain (loss)	406,211	4,360,035
Change in net unrealized appreciation (depreciation)	(3,917,089)	5,459,026
Net increase (decrease) in net assets resulting from operations	(3,363,883)	9,764,749
Distributions to shareholders from: Net investment income: Class A	—	(711,488)
Class B	—	(35,875)
Net realized gains: Class A	(3,243,143)	(673,607)
Class B	(203,682)	(45,473)
Total distributions	(3,446,825)	(1,466,443)
Portfolio share transactions: Class A Proceeds from shares sold	2,707,047	3,080,971
Reinvestment of distributions	3,243,143	1,385,095
Cost of shares redeemed	(5,575,828)	(23,233,574)
Net increase (decrease) in net assets from Class A share transactions	374,362	(18,767,508)
Class B Proceeds from shares sold	116,723	467,768
Reinvestment of distributions	203,682	81,348
Cost of shares redeemed	(275,097)	(1,479,410)
Net increase (decrease) in net assets from Class B share transactions	45,308	(930,294)
Increase (decrease) in net assets	(6,391,038)	(11,399,496)
Net assets at beginning of period	52,332,210	63,731,706
Net assets at end of period (including undistributed net investment income of $146,995 and $0, respectively)	$ 45,941,172	$ 52,332,210
Other Information
Class A Shares outstanding at beginning of period	4,392,554	6,373,629
Shares sold	242,811	320,687
Shares issued to shareholders in reinvestment of distributions	294,563	164,892
Shares redeemed	(503,942)	(2,466,654)
Net increase (decrease) in Class A shares	33,432	(1,981,075)
Shares outstanding at end of period	4,425,986	4,392,554
Class B Shares outstanding at beginning of period	281,083	379,018
Shares sold	11,066	50,217
Shares issued to shareholders in reinvestment of distributions	19,000	9,896
Shares redeemed	(24,884)	(158,048)
Net increase (decrease) in Class B shares	5,182	(97,935)
Shares outstanding at end of period	286,265	281,083

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 11.21	$ 9.45	$ 14.68	$ 13.77	$ 13.02	$ 12.00
Income (loss) from investment operations: Net investment income (loss)[b]	.03	(.01)	.09[d]	.03[d]	(.01)[c]	(.02)
Net realized and unrealized gain (loss)	(.71)	2.02	(3.08)	1.75	.81	1.04
Total from investment operations	(.68)	2.01	(2.99)	1.78	.80	1.02
Less distributions from: Net investment income	—	(.13)	(.04)	—	—	—
Net realized gains	(.76)	(.12)	(2.20)	(.87)	(.05)	—
Total distributions	(.76)	(.25)	(2.24)	(.87)	(.05)	—
Net asset value, end of period	$ 9.77	$ 11.21	$ 9.45	$ 14.68	$ 13.77	$ 13.02
Total Return (%)	(6.82)**	22.19	(23.20)	13.20	6.17[c]	8.50
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	43	49	60	98	101	109
Ratio of expenses (%)	1.01*	.96	.92	.93	.89	.88
Ratio of net investment income (loss) (%)	.59*	(.08)	.79[d]	.19[d]	(.03)[c]	(.18)
Portfolio turnover rate (%)	10**	31	24	37	47	43

[a] For the six months ended June 30, 2010 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.003 per share and an increase in the ratio of net investment income of 0.02%. Excluding this non-recurring income, total return would have been 0.02% lower.

[d] Net investment income per share and ratio of net investment income include non-recurring dividend income amounting to $0.03 and $0.02 per share and 0.28% and 0.13% of average daily net assets for the years ended December 31, 2008 and 2007, respectively.

* Annualized

** Not annualized

Class B Years Ended December 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 10.95	$ 9.23	$ 14.40	$ 13.55	$ 12.87	$ 11.91
Income (loss) from investment operations: Net investment income (loss)[b]	.02	(.04)	.05[d]	(.03)[d]	(.06)[c]	(.07)
Net realized and unrealized gain (loss)	(.71)	1.98	(3.02)	1.75	.79	1.03
Total from investment operations	(.69)	1.94	(2.97)	1.72	.73	.96
Less distributions from: Net investment income	—	(.10)	—	—	—	—
Net realized gains	(.76)	(.12)	(2.20)	(.87)	(.05)	—
Total distributions	(.76)	(.22)	(2.20)	(.87)	(.05)	—
Net asset value, end of period	$ 9.50	$ 10.95	$ 9.23	$ 14.40	$ 13.55	$ 12.87
Total Return (%)	(7.09)**	21.80	(23.50)	12.88	5.77[c]	8.06
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	3	3	5	21	23
Ratio of expenses (%)	1.36*	1.34	1.27	1.34	1.28	1.27
Ratio of net investment income (loss) (%)	.24*	(.46)	.43[d]	(.22)[d]	(.42)[c]	(.57)
Portfolio turnover rate (%)	10**	31	24	37	47	43

[a] For the six months ended June 30, 2010 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.003 per share and an increase in the ratio of net investment income of 0.02%. Excluding this non-recurring income, total return would have been 0.02% lower.

[d] Net investment income per share and ratio of net investment income include non-recurring dividend income amounting to $0.03 and $0.02 per share and 0.28% and 0.13% of average daily net assets for the year ended December 31, 2008 and 2007, respectively.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Variable Series I (the "Series") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, registered management investment company organized as a Massachusetts business trust. The Series consists of six diversified portfolios: DWS Bond VIP, DWS Growth & Income VIP, DWS Capital Growth VIP, DWS Global Opportunities VIP, DWS International VIP and DWS Health Care VIP (individually or collectively hereinafter referred to as a "Portfolio" or the "Portfolios"). The Series is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. DWS Bond VIP offers one class of shares (Class A shares). DWS Growth & Income VIP, DWS Capital Growth VIP, DWS Global Opportunities VIP, DWS International VIP and DWS Health Care VIP each offer two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and record keeping fees equal to an annual rate of 0.25% and up to 0.15%, respectively, of the average daily net assets of the Class B shares of the applicable Portfolio. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and record keeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Series' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Series in the preparation of the financial statements for its Portfolios.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of each Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities and exchange traded funds ("ETFs") are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade and are classified as Level 1 securities. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are classified as Level 2.

Debt securities are valued by independent pricing services approved by the Trustees of the Series. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are classified as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are classified as Level 2.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees and are generally categorized as Level 3. In accordance with each Portfolio's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following each Portfolios' Investment Portfolio.

Securities Lending. Each Portfolio may lend securities to certain financial institutions. The Portfolio retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral with the Portfolio consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Portfolio may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Portfolio or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Portfolio is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Foreign Currency Translations. The books and records of the Portfolios are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Mortgage Dollar Rolls. DWS Bond VIP may enter into mortgage dollar rolls in which the Portfolio sells to a bank or broker/dealer (the "counterparty") mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities on a fixed date. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Portfolio receives compensation as consideration for entering into the commitment to repurchase. The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Portfolio is able to repurchase them. There can be no assurance that the Portfolio's use of the cash that it receives from a mortgage dollar roll will provide a return that exceeds its costs.

When-Issued/Delayed Securities. DWS Bond VIP may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Portfolio enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Portfolio until payment takes place. At the time the Portfolio enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Derivatives. Authoritative accounting guidance requires that disclosures about the Portfolio's derivative and hedging activities and derivatives accounted for as hedging instruments must be disclosed separately from derivatives that do not qualify for hedge accounting. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the Portfolio's derivatives are not accounted for as hedging instruments. As such, even though the Portfolio may use derivatives in an attempt to achieve an economic hedge, the Portfolio's derivatives are not considered to be hedging instruments. The disclosure below is presented in accordance with authoritative accounting guidance.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). During the period, DWS Bond VIP and DWS Growth & Income VIP invested in futures contracts. DWS Growth & Income VIP enters into futures contracts in circumstances where portfolio management believes they offer an economic means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. DWS Bond VIP invests in interest rate futures to gain exposure to different parts of the yield curve while managing the overall duration. DWS Bond VIP also enters into currency futures contracts for non-hedging purposes to seek to enhance potential gains.

Futures contracts are valued at the most recent settlement price. Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Portfolio dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Portfolio's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the underlying hedged security, index or currency. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2010 is included in a table following DWS Bond VIP and DWS Growth & Income VIP's Investment Portfolios. For the six months ended June 30, 2010, DWS Bond VIP and DWS Growth & Income VIP invested in futures contracts with total notional values generally indicative of a range from approximately $35,511,000 to $39,198,000, and $51,000 to $1,515,000, respectively.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Each Portfolio is subject to foreign exchange rate risk in its securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the US dollar may affect the US dollar value of foreign securities or the income or gains received on these securities. To reduce the effect of currency fluctuations, each Portfolio may enter into forward foreign currency exchange contracts. During the period, DWS Bond VIP and DWS International VIP invested in forward foreign currency contracts to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Portfolio is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Portfolio gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of June 30, 2010 is included in a table following DWS Bond VIP's Investment Portfolio. For the six months ended June 30, 2010, the Portfolio invested in forward currency contracts with total values generally indicative of a range from approximately $113,000 to $120,000.

There are no open forward currency contracts for DWS International VIP as of June 30, 2010. For the six months ended June 30, 2010, the Portfolio invested in forward currency contracts with total values generally indicative of a range from $0 to approximately $24,890,000.

The following tables summarize the value of DWS Bond VIP and DWS Growth & Income VIP's derivative instruments held as of June 30, 2010 and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

DWS Bond VIP

Asset Derivatives	Futures Contracts
Foreign Exchange Contracts (a)	$ (58,502)
Interest Rate Contracts (a)	(28,049)
$ (86,551)

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Net unrealized appreciation (depreciation) on futures. Asset of Receivable for daily variation margin on open futures contracts reflects unsettled variation margin.

Liability Derivatives	Forward Contracts
Foreign Exchange Contracts (b)	$ 1,663

The above derivative is located in the following Statement of Assets and Liabilities account:

(b) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Portfolio earnings during the six months ended June 30, 2010 and the related location on the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Forward Contracts	Futures Contracts	Total
Foreign Exchange Contracts (a) (b)	$ 3,161	$ 215,429	$ 218,590
Interest Rate Contracts (b)	—	(1,273,170)	(1,273,170)
	$ 3,161	$ (1,057,741)	$ (1,054,580)

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

(b) Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Futures Contracts	Total
Foreign Exchange Contracts (a) (b)	$ (3,504)	$ (153,917)	$ (157,421)
Interest Rate Contracts (b)	—	(489,230)	(489,230)
	$ (3,504)	$ (643,147)	$ (646,651)

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

(b) Change in net unrealized appreciation (depreciation) on futures

DWS Growth & Income VIP

Liability Derivatives	Futures Contracts
Equity Contracts (a)	$ (4,272)

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Net unrealized appreciation (depreciation) on futures. Liability of Payable for daily variation margin on open futures contracts reflects unsettled variation margin.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Portfolio earnings during the six months ended June 30, 2010 and the related location on the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$ 6,206

The above derivative is located in the following Statement of Operations account:

(a) Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$ (12,045)

The above derivative is located in the following Statement of Operations account:

(a) Change in net unrealized appreciation (depreciation) on futures

DWS International VIP

The amount of realized gains and losses on derivative instruments recognized in Portfolio earnings during the six months ended June 30, 2010 and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

Realized Gain (Loss)	Forward Contracts
Foreign Exchange Contracts (a)	$ (1,370,343)

The above derivative is located in the following Statement of Operations account:

(a) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Taxes. Each Portfolio is treated as a separate taxpayer as provided for in the Internal Revenue Code, as amended. It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.

Additionally, based on the Series' understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which each Portfolio invests, each Portfolio will provide for foreign taxes, and where appropriate, deferred foreign taxes.

At December 31, 2009, the following Portfolios had an approximate net tax basis capital loss carryforward which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until the following expiration dates, whichever occurs first:

Portfolio	Capital Loss Carryforwards ($)	Expiration Date
DWS Bond VIP	42,815,000	12/31/2014-12/31/2017
DWS Growth & Income VIP	57,014,000	12/31/2010-12/31/2017
DWS Capital Growth VIP	256,579,000	12/31/2010-12/31/2017
DWS Global Opportunities VIP	22,316,000	12/31/2016-12/31/2017
DWS International VIP	176,529,000	12/31/2016-12/31/2017

In addition, from November 1, 2009 through December 31, 2009, DWS Growth & Income VIP and DWS International VIP incurred approximately $254,000 and $961,000, respectively, of net realized capital losses. As permitted by tax regulations, the Portfolios intend to elect to defer these losses and treat them as arising in the fiscal year ended December 31, 2010.

At December 31, 2009, DWS Growth & Income VIP had a net tax basis capital loss carryforward of approximately $57,014,000, including $4,777,000 inherited from its merger with SVS II Focus Value & Growth, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2017 (the expiration date), whichever occurs first, subject to certain limitations under Sections 381-384 of the Internal Revenue Code.

At December 31, 2009, DWS Capital Growth VIP had a net tax basis capital loss carryforward of approximately $256,579,000 including $27,075,000 inherited from its merger with DWS Janus Growth & Income VIP in fiscal year 2009 and $229,513,000 inherited from its mergers with affiliated funds in fiscal years 2005 and 2006 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized and which may be subject to certain limitations under Sections 382-384 of the Internal Revenue Code.

Each Portfolio has reviewed the tax positions for the open tax years as of December 31, 2009 and has determined that no provision for income tax is required in each Portfolio's financial statements. Each of the Portfolio's federal tax returns for the prior three fiscal years remains open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Each Portfolio will declare and distribute dividends from their net investment income, if any, annually, although additional distributions may be made if necessary. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Portfolio if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated investments, investments in forward foreign currency exchange contracts, passive foreign investment companies, post October loss deferrals and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Portfolio may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Portfolio.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Series arising in connection with a specific Portfolio are allocated to that Portfolio. Other Series expenses which cannot be directly attributed to a Portfolio are apportioned among the Portfolios in the Series.

Contingencies. In the normal course of business, each Portfolio may enter into contracts with service providers that contain general indemnification clauses. Each Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Portfolio that have not yet been made. However, based on experience, each Portfolio expects the risk of loss to be remote.

Other. For each Portfolio, investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Portfolio is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended June 30, 2010, purchases and sales of investment securities (excluding short-term investments) were as follows:

Portfolio	Purchases ($)	Sales ($)
DWS Bond VIP excluding US Treasury Obligations	219,220,349	266,454,984
US Treasury Obligations	76,094,077	66,821,163
DWS Growth & Income VIP	68,791,456	75,236,569
DWS Capital Growth VIP	141,775,519	182,020,301
DWS Global Opportunities VIP	27,467,866	40,942,570
DWS International VIP	352,205,954	377,045,105
DWS Health Care VIP	4,990,185	8,630,054

C. Related Parties

Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Portfolios in accordance with their investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolios or, for DWS Growth & Income VIP, delegates such responsibility to the Portfolio's subadvisor.

Under the Investment Management Agreement with the Advisor, the Portfolios pay a monthly management fee, based on the average daily net assets of each Portfolio, computed and accrued daily and payable monthly, at the annual rates shown below:

Portfolio	Annual Management Fee Rate
DWS Bond VIP first $250 million of average daily net assets	.390%
next $750 million of average daily net assets	.365%
over $1 billion of average daily net assets	.340%
DWS Growth & Income VIP first $250 million of average daily net assets	.390%
next $750 million of average daily net assets	.365%
over $1 billion of average daily net assets	.340%
DWS Capital Growth VIP first $250 million of average daily net assets	.390%
next $750 million of average daily net assets	.365%
over $1 billion of average daily net assets	.340%
DWS Global Opportunities VIP first $500 million of average daily net assets	.890%
next $500 million of average daily net assets	.875%
next $1 billion of average daily net assets	.860%
over $2 billion of average daily net assets	.845%
DWS International VIP first $500 million of average daily net assets	.790%
over $500 million of average daily net assets	.640%
DWS Health Care VIP first $250 million of average daily net assets	.665%
next $750 million of average daily net assets	.640%
next $1.5 billion of average daily net assets	.615%
next $2.5 billion of average daily net assets	.595%
next $2.5 billion of average daily net assets	.565%
next $2.5 billion of average daily net assets	.555%
next $2.5 billion of average daily net assets	.545%
over $12.5 billion of average daily net assets	.535%

Effective August 1, 2010, QS Investors, LLC ("QS Investors") acts as investment sub-advisor to DWS Growth & Income VIP. On August 1, 2010, members of the Advisor's Quantitative Strategies Group ("QS Group"), including members of the DWS Growth & Income VIP portfolio management team, separated from the Advisor and formed QS Investors as a separate investment advisory firm unaffiliated with the Advisor (the "Separation"). In order for the Portfolio to continue to access the investment expertise offered by members of the QS Group following the Separation, the Advisor recommended that the Portfolio's Board approve a sub-advisory agreement between the Advisor and QS Investors (the "Sub-Advisory Agreement"). On May 4, 2010, following a review of QS Investors' capabilities and the terms of the Separation and the Sub-Advisory Agreement, the Portfolio's Board approved the Sub-Advisory Agreement. This action was taken pursuant to an order the Portfolio and the Advisor requested and received from the Securities and Exchange Commission that permits the Advisor, with the approval of the Portfolio's Board, to appoint sub-advisors that are not affiliated with the Advisor to manage all or a portion of the Portfolio's assets without the need for a shareholder meeting or vote. As an investment sub-advisor to DWS Growth & Income VIP, QS Investors makes investment decisions and buys and sells securities for the Portfolio. QS Investors is paid by the Advisor, not the Portfolio, for the services QS Investors provides to the Portfolio.

For the period from January 1, 2010 through September 30, 2010, the Advisor, the underwriter and accounting agent contractually agreed to waive a portion of their fee to the extent necessary to maintain the operating expenses of each class (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) as follows:

Portfolio	Annual Rate
DWS Global Opportunities VIP Class A	1.06%
DWS Global Opportunities VIP Class B	1.46%

In addition, for the period from January 1, 2010 through April 30, 2010, the Advisor, the underwriter and accounting agent contractually agreed to waive a portion of their fee to the extent necessary to maintain the operating expenses of each class (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) as follows:

Portfolio	Annual Rate
DWS Growth & Income VIP Class A	.54%
DWS Growth & Income VIP Class B	.87%
DWS Capital Growth VIP Class A	.49%
DWS Capital Growth VIP Class B	.82%
DWS International VIP Class A	.96%
DWS International VIP Class B	1.29%

In addition, for the period from January 1, 2010 through April 27, 2010, the Advisor had contractually agreed to waive 0.01% of the management fee for Growth & Income VIP.

Accordingly, for the six months ended June 30, 2010, the total management fee, management fee waived and effective management fee rate are as follows:

Portfolio	Total Aggregated ($)	Waived ($)	Annualized Effective Rate
DWS Bond VIP	310,183	—	.39%
DWS Growth & Income VIP	195,540	29,075.33%
DWS Capital Growth VIP	1,324,785	52,591.36%
DWS Global Opportunities VIP	631,935	51,329.82%
DWS International VIP	1,247,908	12,457.78%
DWS Health Care VIP	170,590	—	.67%

In addition, for the six months ended June 30, 2010, the Advisor waived record keeping expenses of Class B shares of the Portfolio as follows:

Portfolio	Waived ($)
DWS Capital Growth VIP	281

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Series. For all services provided under the Administrative Services Agreement, each Portfolio pays the Advisor an annual fee ("Administration Fee") of 0.10% of each Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2010, the Administration Fee was as follows:

Portfolio	Total Aggregated ($)	Unpaid at June 30, 2010 ($)
DWS Bond VIP	79,534	13,231
DWS Growth & Income VIP	50,138	7,806
DWS Capital Growth VIP	354,463	55,079
DWS Global Opportunities VIP	71,004	10,975
DWS International VIP	157,963	23,218
DWS Health Care VIP	25,653	3,924

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Series. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from each Portfolio. For the six months ended June 30, 2010, the amounts charged to the Portfolios by DISC were as follows:

Portfolio	Total Aggregated ($)	Waived ($)	Unpaid at June 30, 2010 ($)
DWS Bond VIP Class A	362	—	180
DWS Growth & Income VIP Class A	284	284	—
DWS Growth & Income VIP Class B	47	—	23
DWS Capital Growth VIP Class A	401	401	—
DWS Capital Growth VIP Class B	48	48	—
DWS Global Opportunities VIP Class A	249	249	—
DWS Global Opportunities VIP Class B	71	—	35
DWS International VIP Class A	422	422	—
DWS International VIP Class B	47	—	23
DWS Health Care VIP Class A	132	—	60
DWS Health Care VIP Class B	42	—	29

DWS Investments Distributors, Inc. ("DIDI"), also an affiliate of the Advisor, is the Series' Distributor. In accordance with the Master Distribution Plan, DIDI receives 12b-1 fees of 0.25% of average daily net assets of Class B shares. Pursuant to the Master Distribution Plan, DIDI remits these fees to the Participating Insurance Companies for various costs incurred or paid by these companies in connection with marketing and distribution of Class B shares. These fees are detailed in each Portfolio's Statement of Operations.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Portfolios. For the six months ended June 30, 2010, the amount charged to the Portfolios by DIMA included in the Statement of Operations under "reports to shareholders" was as follows:

Portfolio	Total Aggregated ($)	Unpaid at June 30, 2010 ($)
DWS Bond VIP	8,398	1,412
DWS Growth & Income VIP	8,765	1,156
DWS Capital Growth VIP	6,828	174
DWS Global Opportunities VIP	13,006	5,492
DWS International VIP	8,933	1,265
DWS Health Care VIP	9,472	3,273

Trustees' Fees and Expenses. Each Portfolio paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicles. Each Portfolio may invest uninvested cash balances in Central Cash Management Fund and other affiliated money market funds managed by the Advisor. Each Portfolio indirectly bears its proportionate share of the expenses of the underlying money market funds. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

D. Investing in Emerging Markets

The DWS Bond VIP, DWS Global Opportunities VIP and DWS International VIP may invest in emerging markets. Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements and may have prices more volatile or less easily assessed than those of comparable securities of issuers in developed markets.

E. Ownership of the Portfolios

At the end of the year, the beneficial ownership in the Portfolios was as follows:

DWS Bond VIP: One participating insurance company was an owner of record of 10% or more of the total outstanding Class A shares of the Portfolio, owning 61%.

DWS Growth & Income VIP: Three participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 35%, 26% and 15%. Two participating insurance companies were owners of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 86% and 11%.

DWS Capital Growth VIP: Three participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 42%, 23% and 12%. Two participating insurance companies were owners of record of 10% or more of the total outstanding Class B shares of the Portfolio, each owning 83% and 16%.

DWS Global Opportunities VIP: Three participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 47%,19% and 12%. One participating insurance company was an owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 95%.

DWS International VIP: Two participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 40% and 13%. Three participating insurance companies were owners of record of 10% or more of the total outstanding Class B shares of the Portfolio, each owning 70%, 19% and 11%.

DWS Health Care VIP: Two participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 69% and 22%. One participating insurance company was an owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 98%.

F. Line of Credit

The Series and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. Each Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. Each Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

G. Payments Made by Affiliates

During the six months ended June 30, 2010, the Advisor fully reimbursed DWS Bond VIP $7,050 for losses incurred on trades executed incorrectly. The amount of the losses was less than 0.01% of the Portfolio's average net asset, thus having no impact on the Portfolio's total return.

H. Acquisition of Assets

On April 24, 2009, DWS Capital Growth VIP acquired all of the net assets of DWS Janus Growth & Income VIP pursuant to a plan of reorganization approved by shareholders on April 20, 2009. The purpose of the transaction was to combine two funds managed by DWS with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 9,556,588 Class A shares of DWS Janus Growth & Income VIP for 5,009,687 Class A shares of DWS Capital Growth VIP outstanding on April 24, 2009. DWS Janus Growth & Income VIP's net assets at that date, $66,828,943, including $510,610 of net unrealized appreciation, were combined with those of DWS Capital Growth VIP. The aggregate net assets of DWS Capital Growth VIP immediately before the acquisition were $572,408,860. The combined net assets of DWS Capital Growth VIP immediately following the acquisition were $639,237,803.

I. Review for Subsequent Events

Management has evaluated the events and transactions subsequent to period end through the date the financial statements were available to be issued, and has determined that there were no material events that would require disclosure in the Series' financial statements.

Proxy Voting

The Series' policies and procedures for voting proxies for portfolio securities and information about how the Series voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Series' policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio Management Team Update

The current portfolio management team is as follows:

DWS Growth & Income VIP

QS Investors, LLC, Subadvisor to the fund (effective August 1, 2010)

Robert Wang

Head of Portfolio Management and Trading

Russell Shtern

Head of Equity Portfolio Management and Trading

New Sub-Advisory Agreement Approval

DWS Growth & Income VIP

The Board of Trustees, including the Independent Trustees, unanimously approved the New Sub-Advisory Agreement (the "New Agreement") between Deutsche Investment Management Americas Inc. ("DWS") and QS Investors, LLC ("QS Investors") in May 2010.

In terms of the process that the Board followed prior to approving the New Agreement, shareholders should know that:

• In May 2010, all of the Fund's Trustees were independent of DWS and its affiliates.

• The Board engaged in a comprehensive review of the operational, financial and investment capabilities of QS Investors and the terms of the proposed Separation. As part of this review, the Board also reviewed and considered the terms of the New Agreement.

• To facilitate its review, the Board created several ad hoc subcommittees, each focused on different aspects of the Board's consideration of the Separation, and each comprised solely of Independent Trustees.

• The Board and its subcommittees conducted numerous meetings between January 2010 and May 2010 to review and discuss the Separation, including the New Agreement, and were assisted in this review by their independent legal counsel and fund counsel.

• In the course of its review, the Board requested and received substantial additional information.

• As part of its review process, the Board and its subcommittees met with various representatives of DWS and QS Investors, including key investment personnel and other members of senior management.

• The Board requested and evaluated all information that it deemed reasonably necessary to evaluate the New Agreement.

In connection with the approval of the New Agreement, the Board considered the factors described below, among others.

Continuity of Investment Management Services. In reviewing the New Agreement, the Board considered that it had renewed the investment management agreement between DWS and the Fund as part of the annual contract renewal process (the "Annual Review") in September 2009, at which time it had determined that such renewal was in the best interests of the Fund, given the nature, quality and extent of services provided by DWS (among other considerations). In considering the New Agreement, the Board noted that in light of the transition of the group within DWS responsible for day-to-day portfolio management of the Fund to a separate, unaffiliated firm (i.e., QS Investors), it was necessary to approve a sub-advisory agreement between DWS and QS Investors to secure continued access to these same personnel and services. The Board also considered that, despite the change in corporate identity of the portfolio management services provider and the fact that it would no longer be affiliated with DWS, the nature, quality and extent of services provided to the Fund are not expected to change under the New Agreement.

Fees and Expenses. The Board noted that it had concluded during the Annual Review that the overall investment management fees paid by the Fund are reasonable and appropriate in light of the nature, quality and extent of services provided. The Board considered that, under the New Agreement, QS Investors' sub-advisory fee would be paid by DWS out of its management fee and not directly by the Fund, and therefore there would be no change in the Fund's overall investment management fees under the New Agreement.

Profitability. The Board noted that it had considered the profitability of DWS during the Annual Review. The Board did not consider the profitability of QS Investors to be a material factor. In particular, the Board noted that QS Investors has not yet commenced operations, and that any projections of profitability are likely to be of limited value. The Board also noted that DWS would pay QS Investors' sub-advisory fee out of its management fee, and further noted that the sub-advisory fee arrangement with respect to the Fund was the product of an arm's length negotiation.

Other Benefits to QS Investors. The Board noted that it had considered fallout benefits to DWS during the Annual Review in its determination that management fees paid were reasonable. The Board also considered the character and amount of incidental benefits expected to be realized by QS Investors in light of the New Agreement, including the incidental public relations benefits to QS Investors related to DWS US mutual funds advertising and cross-selling opportunities among DWS products and services. The Board noted that QS Investors did not propose to implement a "soft dollar" program. The Board reaffirmed its determination from the Annual Review process that management fees paid were reasonable in light of fallout benefits to its investment advisory service providers.

Compliance. The Board considered QS Investors' proposed compliance program and resources. The Board also considered that DWS would oversee QS Investors' compliance program and its compliance with applicable Fund policies and procedures, and considered the attention and resources DWS would dedicate to that oversight. The Board also noted that it had considered DWS's compliance monitoring capabilities in connection with the Annual Review, at which time it had noted (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously (including the Independent Trustees) determined that the terms of the New Agreement are fair and reasonable and that the approval of the New Agreement is in the best interests of the Fund. In reaching this conclusion, the Board did not give particular weight to any single factor identified above. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the New Agreement.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 9, 2009, As Revised November 20, 2009

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2009, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007 and 2008.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and serve in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 124 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

DWS Investments Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606
(800) 778-1482

VS1-3 (R-18031-1 8/10)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)       There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Variable Series I

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 20, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 20, 2010